UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St.,

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Discretionary Index ETF

October 31, 2013

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AUTO COMPONENTS – 4.4%
Auto Parts & Equipment – 4.2%
Allison Transmission Holdings, Inc.	432	$10,519
American Axle & Manufacturing Holdings, Inc. (a)	544	10,124
Autoliv, Inc.	752	67,101
BorgWarner, Inc.	912	94,054
Dana Holding Corp.	1,168	22,893
Delphi Automotive PLC	2,352	134,534
Dorman Products, Inc.	240	11,666
Drew Industries, Inc.	176	8,846
Federal-Mogul Corp. Class A (a)	304	6,229
Fuel Systems Solutions, Inc. (a)	128	2,299
Gentex Corp.	1,136	33,444
Gentherm, Inc. (a)	272	6,351
Johnson Controls, Inc.	5,440	251,056
Lear Corp.	736	56,959
Modine Manufacturing Co. (a)	368	4,902
Standard Motor Products, Inc.	160	5,786
Superior Industries International, Inc.	192	3,600
Tenneco, Inc. (a)	480	25,473
TRW Automotive Holdings Corp. (a)	928	69,702
Visteon Corp. (a)	352	27,136

		852,674

Tires & Rubber – 0.2%
Cooper Tire & Rubber Co.	480	12,485
The Goodyear Tire & Rubber Co.	1,952	40,953

		53,438

TOTAL AUTO COMPONENTS		906,112

AUTOMOBILES – 4.7%
Automobile Manufacturers – 4.2%
Ford Motor Co.	29,088	497,696
General Motors Co. (a)	6,000	221,700
Tesla Motors, Inc. (a)	656	104,921
Thor Industries, Inc.	352	20,419
Winnebago Industries, Inc. (a)	224	6,644

		851,380

Motorcycle Manufacturers – 0.5%
Harley-Davidson, Inc.	1,776	113,735

TOTAL AUTOMOBILES		965,115

DISTRIBUTORS – 1.0%
Distributors – 1.0%
Core-Mark Holding Co., Inc.	80	5,658
Genuine Parts Co.	1,232	97,119
LKQ Corp. (a)	2,368	78,215
Pool Corp.	368	20,012
Weyco Group, Inc.	48	1,379

		202,383

	Shares	Value
DIVERSIFIED CONSUMER SERVICES – 1.4%
Education Services – 0.4%
American Public Education, Inc. (a)	128	$5,124
Apollo Group, Inc. Class A (non-vtg.) (a)	800	21,352
Bridgepoint Education, Inc. (a)	160	3,136
Bright Horizons Family Solutions, Inc. (a)	176	6,556
Capella Education Co. (a)	96	5,848
DeVry, Inc.	448	16,083
Grand Canyon Education, Inc. (a)	352	16,639
ITT Educational Services, Inc. (a)	128	5,135
K12, Inc. (a)	208	3,802
Strayer Education, Inc.	80	3,163
Universal Technical Institute, Inc.	176	2,339

		89,177

Specialized Consumer Services – 1.0%
Ascent Capital Group, Inc. (a)	96	8,104
H&R Block, Inc.	2,160	61,430
Hillenbrand, Inc.	496	13,997
LifeLock, Inc. (a)	352	5,664
Matthews International Corp. Class A	224	9,094
Outerwall, Inc. (a)	224	14,556
Regis Corp.	448	6,496
Service Corp. International	1,680	30,257
Sotheby’s Class A	544	28,234
Steiner Leisure Ltd. (a)	112	6,274
Stewart Enterprises, Inc. Class A	624	8,243
Weight Watchers International, Inc.	224	7,193

		199,542

TOTAL DIVERSIFIED CONSUMER SERVICES		288,719

HOTELS, RESTAURANTS & LEISURE – 15.2%
Casinos & Gaming – 2.6%
Bally Technologies, Inc. (a)	304	22,235
Boyd Gaming Corp. (a)	592	6,252
Caesars Entertainment Corp. (a)	384	6,689
Churchill Downs, Inc.	112	9,622
International Game Technology	2,064	38,803
Isle of Capri Casinos, Inc. (a)	176	1,427
Las Vegas Sands Corp.	3,280	230,322
MGM Mirage, Inc. (a)	3,104	59,100
Multimedia Games Holding Co., Inc. (a)	224	7,282
Penn National Gaming, Inc. (a)	528	30,893
Scientific Games Corp. Class A (a)	368	6,727
Wynn Resorts Ltd.	640	106,400

		525,752

Hotels, Resorts & Cruise Lines – 2.3%
Carnival Corp.	3,056	105,890
Choice Hotels International, Inc.	256	11,927
Interval Leisure Group, Inc.	272	6,602
Marcus Corp.	144	2,068
Marriott International, Inc. Class A	1,952	87,996

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Marriott Vacations Worldwide Corp. (a)	176	$8,814
Orient-Express Hotels Ltd. (a)	736	9,796
Royal Caribbean Cruises Ltd.	1,216	51,121
Starwood Hotels & Resorts Worldwide, Inc.	1,552	114,258
Wyndham Worldwide Corp.	1,072	71,181

		469,653

Leisure Facilities – 0.3%
International Speedway Corp. Class A	208	6,804
Life Time Fitness, Inc. (a)	320	14,534
Six Flags Entertainment Corp.	576	21,663
Speedway Motorsports, Inc.	96	1,753
Town Sports International Holdings, Inc.	144	1,860
Vail Resorts, Inc.	288	20,290

		66,904

Restaurants – 10.0%
AFC Enterprises, Inc. (a)	192	8,559
Biglari Holdings, Inc. (a)	16	6,976
BJ’s Restaurants, Inc. (a)	208	5,628
Bloomin’ Brands, Inc. (a)	384	9,612
Bob Evans Farms, Inc.	224	12,788
Bravo Brio Restaurant Group, Inc. (a)	144	2,150
Brinker International, Inc.	560	24,875
Buffalo Wild Wings, Inc. (a)	144	20,531
CEC Entertainment, Inc.	128	5,933
Chipotle Mexican Grill, Inc. (a)	246	129,635
Chuys Holdings, Inc. (a)	112	4,211
Cracker Barrel Old Country Store, Inc.	160	17,579
Darden Restaurants, Inc.	1,024	52,767
Del Frisco’s Restaurant Group, Inc. (a)	144	2,606
Denny’s Corp. (a)	736	4,674
DineEquity, Inc.	128	10,505
Domino’s Pizza, Inc.	448	30,043
Dunkin’ Brands Group, Inc.	848	40,433
Fiesta Restaurant Group, Inc. (a)	144	6,104
Ignite Restaurant Group, Inc. (a)	64	1,028
Jack in the Box, Inc. (a)	336	13,668
Krispy Kreme Doughnuts, Inc. (a)	464	11,257
McDonald’s Corp.	7,952	767,527
Panera Bread Co. Class A (a)	224	35,374
Papa John’s International, Inc.	128	9,686
Red Robin Gourmet Burgers, Inc. (a)	112	8,532
Ruby Tuesday, Inc. (a)	448	2,657
Ruth’s Hospitality Group, Inc.	288	3,511
Sonic Corp. (a)	432	8,338
Starbucks Corp.	5,936	481,113
Texas Roadhouse, Inc. Class A	496	13,600
The Cheesecake Factory, Inc.	400	18,900
Wendy’s Co.	2,352	20,439
Yum! Brands, Inc.	3,568	241,268

		2,032,507

TOTAL HOTELS, RESTAURANTS & LEISURE		3,094,816

	Shares	Value
HOUSEHOLD DURABLES – 3.9%
Consumer Electronics – 0.5%
Garmin Ltd.	928	$43,384
Harman International Industries, Inc.	544	44,075
Universal Electronics, Inc. (a)	128	4,980
Zagg, Inc. (a)	208	986

		93,425

Home Furnishings – 0.7%
Ethan Allen Interiors, Inc.	208	5,541
La-Z-Boy, Inc.	416	9,601
Leggett & Platt, Inc.	1,136	33,785
Mohawk Industries, Inc. (a)	496	65,680
Tempur Sealy International, Inc. (a)	480	18,408

		133,015

Homebuilding – 1.4%
Beazer Homes U.S.A., Inc. (a)	208	3,779
Cavco Industries, Inc. (a)	48	2,811
D.R. Horton, Inc.	2,304	43,661
Hovnanian Enterprises, Inc. Class A (a)	896	4,534
KB Home	608	10,318
Lennar Corp. Class A	1,280	45,504
M.D.C. Holdings, Inc.	320	9,341
M/I Homes, Inc. (a)	192	3,930
Meritage Homes Corp. (a)	272	12,346
NVR, Inc. (a)	38	34,858
PulteGroup, Inc.	2,768	48,855
Ryland Group, Inc.	368	14,794
Standard Pacific Corp. (a)	1,216	9,643
Toll Brothers, Inc. (a)	1,280	42,086
TRI Pointe Homes, Inc. (a)	144	2,293

		288,753

Household Appliances – 0.5%
Helen of Troy Ltd. (a)	240	11,213
iRobot Corp. (a)	208	7,045
NACCO Industries, Inc. Class A	48	2,735
Whirlpool Corp.	624	91,110

		112,103

Housewares & Specialties – 0.8%
Blyth, Inc.	80	1,105
CSS Industries, Inc.	80	2,071
Jarden Corp. (a)	960	53,146
Libbey, Inc. (a)	160	3,416
Newell Rubbermaid, Inc.	2,288	67,794
Tupperware Brands Corp.	416	37,294

		164,826

TOTAL HOUSEHOLD DURABLES		792,122

INTERNET & CATALOG RETAIL – 9.6%
Catalog Retail – 0.6%
HSN, Inc.	304	15,930
Liberty Media Corp. Interactive Series A (a)	3,968	106,977

		122,907

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
Internet Retail – 9.0%
1-800-FLOWERS.com, Inc. Class A (a)	208	$1,129
Amazon.com, Inc. (a)	2,896	1,054,231
Blue Nile, Inc. (a)	96	3,943
Expedia, Inc.	880	51,814
Groupon, Inc. Class A (a)	2,096	19,137
HomeAway, Inc. (a)	272	8,065
Liberty Media Corp. Series A (a)	288	30,923
Netflix, Inc. (a)	400	128,992
NutriSystem, Inc.	224	4,211
Orbitz Worldwide, Inc. (a)	224	2,070
PetMed Express, Inc.	160	2,374
priceline.com, Inc. (a)	409	431,016
Shutterfly, Inc. (a)	304	14,939
TripAdvisor, Inc. (a)	928	76,755
Vitacost.com, Inc. (a)	176	1,392

		1,830,991

TOTAL INTERNET & CATALOG RETAIL		1,953,898

LEISURE EQUIPMENT & PRODUCTS – 1.5%
Leisure Products – 1.5%
Arctic Cat, Inc.	112	5,869
Black Diamond, Inc. (a)	176	2,624
Brunswick Corp.	720	32,494
Callaway Golf Co.	576	4,856
Hasbro, Inc.	928	47,931
JAKKS Pacific, Inc.	176	1,133
Leapfrog Enterprises, Inc. Class A (a)	480	4,109
Mattel, Inc.	2,736	121,396
Polaris Industries, Inc.	512	67,046
Smith & Wesson Holding Corp. (a)	512	5,519
Sturm, Ruger & Co., Inc.	160	10,466

		303,443

MEDIA – 27.2%
Advertising – 1.2%
Clear Channel Outdoor Holding, Inc. Class A (a)	288	2,448
Digital Generation, Inc. (a)	176	2,226
Harte-Hanks, Inc.	384	3,061
Interpublic Group of Companies, Inc.	3,408	57,255
Lamar Advertising Co. Class A (a)	640	29,254
National CineMedia, Inc.	448	7,849
Omnicom Group, Inc.	2,048	139,489
ReachLocal, Inc. (a)	80	983

		242,565

Broadcasting – 3.2%
Belo Corp. Series A	768	10,545
CBS Corp. Class B (non-vtg.)	4,544	268,732
Cumulus Media, Inc. Class A (a)	880	5,262
Discovery Communications, Inc. (a)	1,152	102,436
Discovery Communications, Inc. Class C (non-vtg.) (a)	736	60,875

	Shares	Value
Entercom Communications Corp. Class A (a)	176	$1,544
Liberty Media Corp. Class A (a)	752	114,988
Nexstar Broadcasting Group, Inc. Class A	240	10,654
Scripps Networks Interactive, Inc. Class A	672	54,096
Sinclair Broadcast Group, Inc. Class A	592	18,979

		648,111

Cable & Satellite – 10.1%
AMC Networks, Inc. Class A (a)	464	32,522
Cablevision Systems Corp. – NY Group Class A	1,520	23,636
Charter Communications, Inc. Class A (a)	480	64,435
Comcast Corp. Class A	16,896	803,912
Comcast Corp. Class A (special) (non-vtg.)	3,920	181,496
DIRECTV (a)	4,208	262,958
DISH Network Corp. Class A	1,712	82,518
Liberty Global PLC Series A (a)	1,584	124,138
Liberty Global PLC Series C (a)	1,248	93,425
Loral Space & Communications Ltd.	96	6,851
Sirius XM Radio, Inc.	25,328	95,487
Starz – Liberty Capital Series A (a)	752	22,673
Time Warner Cable, Inc.	2,304	276,826

		2,070,877

Movies & Entertainment – 11.7%
Cinemark Holdings, Inc.	832	27,298
DreamWorks Animation SKG, Inc. Class A (a)	544	18,626
Lions Gate Entertainment Corp. (a)	656	22,684
Live Nation Entertainment, Inc. (a)	1,088	21,151
Regal Entertainment Group Class A	688	13,079
The Madison Square Garden Co. Class A (a)	480	29,050
The Walt Disney Co.	13,568	930,629
Time Warner, Inc.	7,392	508,126
Twenty-First Century Fox, Inc. Class A	12,032	410,050
Twenty-First Century Fox, Inc. Class B	3,488	118,592
Viacom, Inc. Class B (non-vtg.)	3,440	286,518
World Wrestling Entertainment, Inc. Class A	240	3,108

		2,388,911

Publishing – 1.0%
E.W. Scripps Co. Class A (a)	256	5,074
Gannett Co., Inc.	1,824	50,470
John Wiley & Sons, Inc. Class A	384	19,311
Journal Communications, Inc. Class A (a)	272	2,271
Meredith Corp.	288	14,774
Morningstar, Inc.	192	15,416
News Corp. Class A (a)	3,024	53,222
Scholastic Corp.	224	6,427
The McClatchy Co. Class A (a)	512	1,444
The New York Times Co. Class A	1,056	14,605
Valassis Communications, Inc.	304	8,317
Washington Post Co. Class B	37	23,803

		215,134

TOTAL MEDIA		5,565,598

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MULTILINE RETAIL – 5.0%
Department Stores – 1.9%
Dillard’s, Inc. Class A	224	$18,364
J.C. Penney Co., Inc. (a)	2,304	17,280
Kohl’s Corp.	1,680	95,424
Macy’s, Inc.	3,040	140,174
Nordstrom, Inc.	1,248	75,467
Saks, Inc. (a)	832	13,304
Sears Holdings Corp. (a)	304	17,656

		377,669

General Merchandise Stores – 3.1%
Big Lots, Inc. (a)	464	16,871
Dollar General Corp. (a)	2,464	142,370
Dollar Tree, Inc. (a)	1,776	103,718
Family Dollar Stores, Inc.	816	56,206
Fred’s, Inc. Class A	288	4,666
Gordmans Stores, Inc.	80	792
Target Corp.	4,832	313,065
Tuesday Morning Corp. (a)	304	4,302

		641,990

TOTAL MULTILINE RETAIL		1,019,659

SPECIALTY RETAIL – 19.2%
Apparel Retail – 5.1%
Abercrombie & Fitch Co. Class A	624	23,388
Aeropostale, Inc. (a)	624	5,797
American Eagle Outfitters, Inc.	1,376	21,314
ANN, Inc. (a)	384	13,578
Ascena Retail Group, Inc. (a)	1,072	21,215
bebe stores, Inc.	288	1,737
Brown Shoe Co., Inc.	336	7,540
Chico’s FAS, Inc.	1,296	22,226
Destination Maternity Corp.	96	2,999
DSW, Inc. Class A	288	25,249
Express, Inc. (a)	640	14,854
Finish Line, Inc. Class A	400	10,016
Foot Locker, Inc.	1,200	41,640
Francescas Holdings Corp. (a)	336	6,045
Gap, Inc.	2,400	88,776
Genesco, Inc. (a)	192	13,077
Guess?, Inc.	512	16,000
Jos. A. Bank Clothiers, Inc. (a)	224	10,748
L Brands, Inc.	1,952	122,215
New York & Co., Inc. (a)	256	1,311
Ross Stores, Inc.	1,744	134,898
Shoe Carnival, Inc.	112	2,911
Stage Stores, Inc.	256	5,286
Stein Mart, Inc.	224	3,308
The Buckle, Inc.	224	10,963
The Cato Corp. Class A	224	6,713
The Children’s Place Retail Stores, Inc. (a)	192	10,481
The Men’s Wearhouse, Inc.	384	16,243
Tilly’s, Inc. Class A (a)	80	1,165

	Shares	Value
TJX Companies, Inc.	5,712	$347,232
Urban Outfitters, Inc. (a)	928	35,153
Wet Seal, Inc. Class A (a)	656	2,171
Zumiez, Inc. (a)	176	5,217

		1,051,466

Automotive Retail – 2.3%
Advance Auto Parts, Inc.	576	57,128
America’s Car Mart, Inc. (a)	64	2,927
Asbury Automotive Group, Inc. (a)	224	10,763
AutoZone, Inc. (a)	288	125,191
CarMax, Inc. (a)	1,776	83,454
CST Brands, Inc.	480	15,475
Group 1 Automotive, Inc.	192	12,288
Lithia Motors, Inc. Class A	176	11,062
Monro Muffler Brake, Inc.	240	11,040
Murphy USA, Inc. (a)	368	14,933
O’Reilly Automotive, Inc. (a)	880	108,953
Penske Automotive Group, Inc.	368	14,580
Sonic Automotive, Inc. Class A	288	6,417
The Pep Boys – Manny, Moe & Jack (a)	384	4,969

		479,180

Computer & Electronics Retail – 0.9%
Best Buy Co., Inc.	2,160	92,448
Conn’s, Inc. (a)	192	11,605
GameStop Corp. Class A	944	51,750
hhgregg, Inc. (a)	112	1,737
RadioShack Corp. (a)	816	2,293
Rent-A-Center, Inc.	464	15,887
Systemax, Inc.	112	1,064

		176,784

Home Improvement Retail – 6.7%
Home Depot, Inc.	11,584	902,278
Lowe’s Companies, Inc.	8,640	430,099
Lumber Liquidators Holdings, Inc. (a)	224	25,578
Sears Hometown & Outlet Stores, Inc. (a)	80	2,229
Tile Shop Holdings, Inc. (a)	224	5,002

		1,365,186

Homefurnishing Retail – 1.1%
Aarons, Inc. Class A	576	16,341
Bed Bath & Beyond, Inc. (a)	1,744	134,846
Haverty Furniture Companies, Inc.	160	4,450
Kirkland’s, Inc. (a)	112	1,988
Mattress Firm Holding Corp. (a)	112	3,367
Pier 1 Imports, Inc.	768	16,036
Select Comfort Corp. (a)	448	8,207
Williams-Sonoma, Inc.	704	36,918

		222,153

Specialty Stores – 3.1%
Barnes & Noble, Inc. (a)	288	4,069
Big 5 Sporting Goods Corp.	128	2,421
Cabela’s, Inc. Class A (a)	400	23,728
Dick’s Sporting Goods, Inc.	800	42,568

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Specialty Stores – continued
Five Below, Inc. (a)	368	$17,760
GNC Holdings, Inc.	784	46,115
Hibbett Sports, Inc. (a)	208	12,133
MarineMax, Inc. (a)	192	2,828
Office Depot, Inc. (a)	1,952	10,912
OfficeMax, Inc.	688	10,306
PetSmart, Inc.	784	57,044
Sally Beauty Holdings, Inc. (a)	1,344	35,374
Signet Jewelers Ltd.	640	47,782
Staples, Inc.	5,264	84,856
Tiffany & Co., Inc.	1,008	79,803
Tractor Supply Co.	1,104	78,770
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	480	61,848
Vitamin Shoppe, Inc. (a)	224	10,508
Winmark Corp.	16	1,171

		629,996

TOTAL SPECIALTY RETAIL		3,924,765

TEXTILES, APPAREL & LUXURY GOODS – 6.8%
Apparel, Accessories & Luxury Goods – 4.3%
Carter’s, Inc.	432	29,873
Coach, Inc.	2,224	112,712
Columbia Sportswear Co.	112	7,490
Fifth & Pacific Companies, Inc. (a)	960	25,430
Fossil Group, Inc. (a)	416	52,807
G-III Apparel Group Ltd. (a)	144	8,168
Hanesbrands, Inc.	784	53,406
Iconix Brand Group, Inc. (a)	448	16,168
lululemon athletica, Inc. (a)	800	55,240
Michael Kors Holdings Ltd. (a)	1,520	116,964
Movado Group, Inc.	144	6,715
Oxford Industries, Inc.	112	8,038
Perry Ellis International, Inc.	96	1,825
PVH Corp.	640	79,725
Quiksilver, Inc. (a)	1,008	8,387
Ralph Lauren Corp.	480	79,507

	Shares	Value
The Jones Group, Inc.	608	$9,448
Tumi Holdings, Inc. (a)	352	7,515
Under Armour, Inc. Class A (a)	640	51,936
Vera Bradley, Inc. (a)	160	3,544
VF Corp.	688	147,920

		882,818

Footwear – 2.5%
Crocs, Inc. (a)	704	8,574
Deckers Outdoor Corp. (a)	272	18,722
NIKE, Inc. Class B	5,680	430,317
Skechers U.S.A., Inc. Class A (a)	320	9,325
Steven Madden Ltd. (a)	496	18,193
Wolverine World Wide, Inc.	400	23,096

		508,227

Textiles – 0.0%
Unifi, Inc. (a)	112	2,732

TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,393,777

TOTAL COMMON STOCKS (Cost $20,118,992)		20,410,407

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $19,270)	19,270	19,270

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $20,138,262)		20,429,677

NET OTHER ASSETS (LIABILITIES) – 0.0%		3,463

NET ASSETS – 100%		$20,433,140

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$20,410,407	$20,410,407	$—	$—
Money Market Funds	19,270	19,270	—	—

Total Investments in Securities:	$20,429,677	$20,429,677	$—	$—

Quarterly Report	6

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $20,138,262. Net unrealized appreciation aggregated $291,415, of which $494,103 related to appreciated investment securities and $202,688 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Consumer Staples Index ETF

October 31, 2013

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BEVERAGES – 20.6%
Brewers – 0.6%
Molson Coors Brewing Co. Class B	1,776	$95,904
The Boston Beer Co., Inc. Class A (a)	112	25,714

		121,618

Distillers & Vintners – 1.7%
Beam, Inc.	1,712	115,217
Brown-Forman Corp. Class B	1,456	106,259
Constellation Brands, Inc. Class A (a)	1,920	125,376

		346,852

Soft Drinks – 18.3%
Coca-Cola Bottling Co. Consolidated	64	4,052
Coca-Cola Enterprises, Inc.	3,072	128,194
Dr Pepper Snapple Group, Inc.	2,400	113,640
Monster Beverage Corp. (a)	1,664	95,231
National Beverage Corp.	144	2,637
PepsiCo, Inc.	18,240	1,533,802
The Coca-Cola Co.	47,296	1,871,503

		3,749,059

TOTAL BEVERAGES		4,217,529

FOOD & STAPLES RETAILING – 23.2%
Drug Retail – 7.7%
CVS Caremark Corp.	14,448	899,532
Rite Aid Corp. (a)	8,560	45,625
Walgreen Co.	10,624	629,366

		1,574,523

Food Distributors – 1.5%
Nash Finch Co.	144	4,041
Spartan Stores, Inc.	256	6,024
Sysco Corp.	7,008	226,639
The Andersons, Inc.	208	15,429
The Chefs’ Warehouse, Inc. (a)	224	5,367
United Natural Foods, Inc. (a)	576	41,155

		298,655

Food Retail – 3.6%
Casey’s General Stores, Inc.	448	32,650
Harris Teeter Supermarkets, Inc.	560	27,619
Ingles Markets, Inc. Class A	128	3,304
Natural Grocers by Vitamin Cottage, Inc. (a)	112	4,469
Roundy’s, Inc.	304	2,827
Safeway, Inc.	2,848	99,395
SUPERVALU, Inc. (a)	2,432	17,097
Susser Holdings Corp. (a)	208	11,407
The Fresh Market, Inc. (a)	448	22,808
The Kroger Co.	5,824	249,500
The Pantry, Inc. (a)	272	3,642
Village Super Market, Inc. Class A	64	2,346
Weis Markets, Inc.	144	7,368
Whole Foods Market, Inc.	4,160	262,621

		747,053

	Shares	Value
Hypermarkets & Super Centers – 10.4%
Costco Wholesale Corp.	5,152	$607,936
PriceSmart, Inc.	240	27,310
Wal-Mart Stores, Inc.	19,408	1,489,564

		2,124,810

TOTAL FOOD & STAPLES RETAILING		4,745,041

FOOD PRODUCTS – 18.3%
Agricultural Products – 2.7%
Alico, Inc.	48	1,918
Archer-Daniels-Midland Co.	7,776	318,038
Bunge Ltd.	1,728	141,921
Darling International, Inc. (a)	1,392	32,392
Fresh Del Monte Produce, Inc.	480	12,763
Ingredion, Inc.	912	59,973

		567,005

Packaged Foods & Meats – 15.6%
Annie’s, Inc. (a)	160	7,560
B&G Foods, Inc.	624	21,122
Boulder Brands, Inc. (a)	704	11,539
Cal-Maine Foods, Inc.	160	8,117
Calavo Growers, Inc.	144	4,275
Campbell Soup Co.	2,416	102,849
Chiquita Brands International, Inc. (a)	528	5,465
ConAgra Foods, Inc.	4,912	156,251
Dean Foods Co. (a)	1,104	21,528
Diamond Foods, Inc. (a)	256	6,249
Dole Food Co., Inc. (a)	416	5,637
Flowers Foods, Inc.	2,208	55,951
General Mills, Inc.	7,600	383,192
Green Mountain Coffee Roasters, Inc. (a)	1,504	94,466
Hillshire Brands Co.	1,456	47,801
Hormel Foods Corp.	1,712	74,404
J&J Snack Foods Corp.	176	15,060
Kellogg Co.	3,040	192,280
Kraft Foods Group, Inc.	7,008	381,095
Lancaster Colony Corp.	224	18,590
McCormick & Co., Inc. (non-vtg.)	1,408	97,363
Mead Johnson Nutrition Co.	2,384	194,677
Mondelez International, Inc. Class A	20,000	672,800
Pilgrim’s Pride Corp. (a)	768	10,883
Post Holdings, Inc. (a)	384	16,493
Sanderson Farms, Inc.	240	15,170
Seaboard Corp.	4	10,920
Seneca Foods Corp. Class A (a)	80	2,346
Snyders-Lance, Inc.	576	17,274
The Hain Celestial Group, Inc. (a)	480	39,950
The Hershey Co.	1,824	181,014
The JM Smucker Co.	1,264	140,569
Tootsie Roll Industries, Inc.	240	7,680
TreeHouse Foods, Inc. (a)	432	31,648

Quarterly Report	2

Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – CONTINUED
Packaged Foods & Meats – continued
Tyson Foods, Inc. Class A	3,360	$92,971
WhiteWave Foods Co. Class A (a)	2,048	40,981

		3,186,170

TOTAL FOOD PRODUCTS		3,753,175

HOUSEHOLD PRODUCTS – 20.4%
Household Products – 20.4%
Central Garden and Pet Co. (a)	128	972
Central Garden and Pet Co. Class A (a)	368	2,708
Church & Dwight Co., Inc.	1,632	106,325
Colgate-Palmolive Co.	11,040	714,619
Energizer Holdings, Inc.	736	72,209
Harbinger Group, Inc. (a)	432	4,705
Kimberly-Clark Corp.	4,544	490,752
Spectrum Brands Holdings, Inc.	272	17,930
The Clorox Co.	1,552	139,975
The Procter & Gamble Co.	32,336	2,611,132
WD-40 Co.	176	12,758

		4,174,085

PERSONAL PRODUCTS – 2.4%
Personal Products – 2.4%
Avon Products, Inc.	5,104	89,320
Elizabeth Arden, Inc. (a)	320	11,581
Herbalife Ltd.	1,040	67,413
Inter Parfums, Inc.	192	6,751
Medifast, Inc. (a)	144	3,357
Nu Skin Enterprises, Inc. Class A	624	72,964
Prestige Brands Holdings, Inc. (a)	608	18,988
Revlon, Inc. Class A (a)	144	3,420
Star Scientific, Inc. (a)	1,568	2,838
The Estee Lauder Cos., Inc. Class A	2,816	199,823
USANA Health Sciences, Inc. (a)	80	5,458

		481,913

	Shares	Value
TOBACCO – 15.0%
Tobacco – 15.0%
Alliance One International, Inc. (a)	976	$2,899
Altria Group, Inc.	23,696	882,202
Lorillard, Inc.	4,464	227,709
Philip Morris International, Inc.	19,296	1,719,659
Reynolds American, Inc.	3,872	198,905
Universal Corp.	272	14,424
Vector Group Ltd.	784	12,677

		3,058,475

TOTAL COMMON STOCKS (Cost $19,977,071)		20,430,218

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $20,094)	20,094	20,094

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $19,997,165)		20,450,312

NET OTHER ASSETS (LIABILITIES) – 0.0%		1,834

NET ASSETS – 100%		$20,452,146

Legend

(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$20,430,218	$20,430,218	$—	$—
Money Market Funds	20,094	20,094	—	—

Total Investments in Securities:	$20,450,312	$20,450,312	$—	$—

3	Quarterly Report

Investments (Unaudited) – continued

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $19,997,165. Net unrealized appreciation aggregated $453,147, of which $499,229 related to appreciated investment securities and $46,082 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Energy Index ETF

October 31, 2013

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 20.9%
Oil & Gas Drilling – 3.0%
Atwood Oceanics, Inc. (a)	624	$33,153
Diamond Offshore Drilling, Inc.	736	45,580
Ensco PLC Class A	2,480	142,972
Helmerich & Payne, Inc.	1,136	88,097
Hercules Offshore, Inc. (a)	1,440	9,792
Nabors Industries Ltd.	3,136	54,817
Noble Corp.	2,688	101,338
Parker Drilling Co. (a)	1,280	9,216
Patterson-UTI Energy, Inc.	1,568	38,040
Pioneer Energy Services Corp. (a)	672	5,645
Rowan Cos. PLC Class A (a)	1,328	47,914
Unit Corp. (a)	464	23,854
Vantage Drilling Co. (a)	1,952	3,475

		603,893

Oil & Gas Equipment & Services – 17.9%
Baker Hughes, Inc.	4,704	273,255
Basic Energy Services, Inc. (a)	288	4,225
Bristow Group, Inc.	384	30,900
C&J Energy Services, Inc. (a)	400	9,216
Cameron International Corp. (a)	2,640	144,830
CARBO Ceramics, Inc.	224	28,076
Core Laboratories N.V.	496	92,861
Dawson Geophysical Co. (a)	80	2,339
Dresser-Rand Group, Inc. (a)	816	49,588
Dril-Quip, Inc. (a)	368	43,211
Era Group, Inc. (a)	208	6,573
Exterran Holdings, Inc. (a)	624	17,815
FMC Technologies, Inc. (a)	2,528	127,790
Forum Energy Technologies, Inc. (a)	448	13,108
Geospace Technologies Corp. (a)	128	12,470
Gulf Island Fabrication, Inc.	144	3,632
Gulfmark Offshore, Inc. Class A	64	3,186
Halliburton Co.	8,992	476,846
Helix Energy Solutions Group, Inc. (a)	1,072	25,364
Hornbeck Offshore Services, Inc. (a)	336	18,571
ION Geophysical Corp. (a)	1,344	6,236
Key Energy Services, Inc. (a)	1,536	12,012
Matrix Service Co. (a)	272	5,655
McDermott International, Inc. (a)	2,512	17,760
Mitcham Industries, Inc. (a)	128	2,130
National Oilwell Varco, Inc.	4,544	368,882
Natural Gas Services Group, Inc. (a)	128	3,583
Newpark Resources, Inc. (a)	912	11,628
Nuverra Environmental Solutions, Inc. (a)	1,632	3,982
Oceaneering International, Inc.	1,152	98,934
Oil States International, Inc. (a)	592	64,309
PHI, Inc. (non-vtg.) (a)	128	5,097
RigNet, Inc. (a)	96	3,539
RPC, Inc.	704	12,911
Schlumberger Ltd.	14,144	1,325,576
SEACOR Holdings, Inc.	208	20,342

	Shares	Value
Superior Energy Services, Inc. (a)	1,696	$45,504
Tesco Corp. (a)	352	6,047
TETRA Technologies, Inc. (a)	832	10,791
Tidewater, Inc.	528	31,796
Weatherford International Ltd. (a)	8,064	132,572
Willbros Group, Inc. (a)	432	4,216

		3,577,358

TOTAL ENERGY EQUIPMENT & SERVICES		4,181,251

OIL, GAS & CONSUMABLE FUELS – 79.0%
Coal & Consumable Fuels – 0.9%
Alpha Natural Resources, Inc. (a)	2,352	16,464
Arch Coal, Inc.	2,272	9,633
Cloud Peak Energy, Inc. (a)	656	10,240
CONSOL Energy, Inc.	2,432	88,768
Peabody Energy Corp.	2,864	55,791
Solazyme, Inc. (a)	368	3,849

		184,745

Integrated Oil & Gas – 39.0%
Chevron Corp.	20,624	2,474,055
Exxon Mobil Corp.	47,296	4,238,668
Hess Corp.	3,280	266,336
Occidental Petroleum Corp.	8,576	823,982

		7,803,041

Oil & Gas Exploration & Production – 28.2%
Abraxas Petroleum Corp. (a)	896	2,589
Anadarko Petroleum Corp.	5,328	507,705
Apache Corp.	4,176	370,829
Apco Oil and Gas International, Inc. (a)	80	1,218
Approach Resources, Inc. (a)	400	11,260
Berry Petroleum Co. Class A	528	25,212
Bill Barrett Corp. (a)	528	14,610
Bonanza Creek Energy, Inc. (a)	304	15,364
BPZ Resources, Inc. (a)	1,088	2,187
Cabot Oil & Gas Corp.	4,480	158,234
Carrizo Oil & Gas, Inc. (a)	416	18,237
Chesapeake Energy Corp.	5,680	158,813
Cimarex Energy Co.	928	97,765
Clayton Williams Energy, Inc. (a)	64	4,981
Cobalt International Energy, Inc. (a)	3,056	70,930
Comstock Resources, Inc.	496	8,487
Concho Resources, Inc. (a)	1,120	123,883
ConocoPhillips	12,352	905,402
Contango Oil & Gas Co.	176	7,542
Continental Resources, Inc. (a)	496	56,494
Denbury Resources, Inc. (a)	3,968	75,352
Devon Energy Corp.	4,096	258,949
Diamondback Energy, Inc. (a)	320	16,528
Energen Corp.	768	60,150
Energy XXI Bermuda Ltd.	704	20,458
EOG Resources, Inc.	2,896	516,646
EPL Oil & Gas, Inc. (a)	320	10,202

Quarterly Report	2

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – CONTINUED
Oil & Gas Exploration & Production – continued
EQT Corp.	1,600	$136,976
EXCO Resources, Inc.	1,392	7,531
Forest Oil Corp. (a)	1,280	6,067
Goodrich Petroleum Corp. (a)	368	8,608
Gulfport Energy Corp. (a)	816	47,891
Halcon Resources Corp. (a)	2,608	13,509
Kodiak Oil & Gas Corp. (a)	2,832	36,731
Laredo Petroleum Holdings, Inc. (a)	688	21,858
LinnCo LLC	352	10,380
Magnum Hunter Resources Corp. (a)	1,728	12,321
Marathon Oil Corp.	7,536	265,719
Matador Resources Co. (a)	576	10,604
Midstates Petroleum Co., Inc. (a)	368	2,076
Murphy Oil Corp.	1,936	116,779
Newfield Exploration Co. (a)	1,440	43,848
Noble Energy, Inc.	3,808	285,333
Northern Oil and Gas, Inc. (a)	640	10,515
Oasis Petroleum, Inc. (a)	752	40,044
PDC Energy, Inc. (a)	384	26,039
Penn Virginia Corp. (a)	592	5,038
PetroQuest Energy, Inc. (a)	624	2,945
Pioneer Natural Resources Co.	1,456	298,160
QEP Resources, Inc.	1,904	62,946
Quicksilver Resources, Inc. (a)	1,136	2,431
Range Resources Corp.	1,728	130,827
Resolute Energy Corp. (a)	656	6,153
Rex Energy Corp. (a)	480	10,320
Rosetta Resources, Inc. (a)	656	39,321
Sanchez Energy Corp. (a)	432	12,316
SandRidge Energy, Inc. (a)	3,952	25,056
SM Energy Co.	704	62,381
Southwestern Energy Co. (a)	3,744	139,352
Stone Energy Corp. (a)	528	18,406
Swift Energy Co. (a)	464	6,366
Triangle Petroleum Corp. (a)	688	7,272
Ultra Petroleum Corp. (a)	1,632	29,963
Vaalco Energy, Inc. (a)	592	3,120
W&T Offshore, Inc.	400	7,636
Warren Resources, Inc. (a)	752	2,354
Whiting Petroleum Corp. (a)	1,264	84,549
WPX Energy, Inc. (a)	2,128	47,114

		5,626,882

Oil & Gas Refining & Marketing – 5.8%
Alon USA Energy, Inc.	208	2,513
Clean Energy Fuels Corp. (a)	704	8,019

	Shares	Value
CVR Energy, Inc.	192	$7,626
Delek US Holdings, Inc.	384	9,811
Green Plains Renewable Energy, Inc.	272	4,387
HollyFrontier Corp.	2,048	94,331
Marathon Petroleum Corp.	3,456	247,657
PBF Energy, Inc. Class A	416	10,953
Phillips 66	6,256	403,074
Tesoro Corp.	1,440	70,402
Valero Energy Corp.	5,808	239,115
Western Refining, Inc.	624	20,137
World Fuel Services Corp.	768	29,299

		1,147,324

Oil & Gas Storage & Transportation – 5.1%
Cheniere Energy, Inc. (a)	2,176	86,605
Crosstex Energy, Inc.	384	11,785
Enbridge Energy Management LLC (a)	592	16,884
Kinder Morgan Management LLC (a)	1,156	87,070
Kinder Morgan, Inc.	7,168	253,102
SemGroup Corp. Class A	448	27,055
Spectra Energy Corp.	7,120	253,258
Targa Resources Corp.	336	26,060
The Williams Cos., Inc.	7,264	259,398

		1,021,217

TOTAL OIL, GAS & CONSUMABLE FUELS		15,783,209

TOTAL COMMON STOCKS (Cost $19,966,098)		19,964,460

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $20,000)	20,000	20,000

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $19,986,098)		19,984,460

NET OTHER ASSETS (LIABILITIES) – 0.0%		4,001

NET ASSETS – 100%		$19,988,461

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

3	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$19,964,460	$19,964,460	$—	$—
Money Market Funds	20,000	20,000	—	—

Total Investments in Securities:	$19,984,460	$19,984,460	$—	$—

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $19,986,098. Net unrealized depreciation aggregated $1,638, of which $225,012 related to appreciated investment securities and $226,650 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Financials Index ETF

October 31, 2013

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CAPITAL MARKETS – 13.5%
Asset Management & Custody Banks – 8.3%
Affiliated Managers Group, Inc. (a)	320	$63,181
American Capital Ltd. (a)	1,856	26,003
Ameriprise Financial, Inc.	1,232	123,865
Apollo Investment Corp.	1,408	12,010
Ares Capital Corp.	1,648	28,626
BlackRock Kelso Capital Corp.	496	4,657
BlackRock, Inc.	816	245,461
Calamos Asset Management, Inc. Class A	160	1,571
Capital Southwest Corp.	80	2,630
Cohen & Steers, Inc.	128	4,910
Eaton Vance Corp.	736	30,772
Federated Investors, Inc. Class B	592	16,055
Fifth Street Finance Corp.	864	8,813
Financial Engines, Inc.	304	16,985
Franklin Resources, Inc.	2,512	135,296
GAMCO Investors, Inc. Class A	32	2,288
Gladstone Capital Corp.	160	1,411
Golub Capital BDC, Inc.	256	4,506
Hercules Technology Growth Capital, Inc.	400	6,176
ICG Group, Inc. (a)	256	4,175
Invesco Ltd.	2,704	91,260
Janus Capital Group, Inc.	1,072	10,581
KCAP Financial, Inc.	224	1,888
Legg Mason, Inc.	688	26,467
Main Street Capital Corp.	240	7,296
MCG Capital Corp.	480	2,261
Medley Capital Corp.	272	3,792
MVC Capital, Inc.	160	2,213
New Mountain Finance Corp.	288	4,084
Northern Trust Corp.	1,376	77,634
PennantPark Investment Corp.	432	4,864
Prospect Capital Corp.	1,504	17,055
Safeguard Scientifics, Inc. (a)	144	2,513
SEI Investments Co.	896	29,738
Solar Capital Ltd.	288	6,610
State Street Corp.	2,768	193,954
T Rowe Price Group, Inc.	1,568	121,379
TCP Capital Corp.	192	3,201
The Bank of New York Mellon Corp.	7,040	223,872
THL Credit, Inc.	208	3,380
TICC Capital Corp.	352	3,520
Triangle Capital Corp.	176	5,238
Virtus Investment Partners, Inc. (a)	48	9,769
Waddell & Reed Financial, Inc. Class A	528	32,604
Walter Investment Management Corp. (a)	224	8,460
WisdomTree Investments, Inc. (a)	608	8,451

		1,641,475

Diversified Capital Markets – 0.0%
HFF, Inc. Class A	224	5,499

	Shares	Value
Investment Banking & Brokerage – 5.2%
BGC Partners, Inc. Class A	832	$4,426
Cowen Group, Inc. Class A (a)	560	2,223
E*TRADE Financial Corp. (a)	1,760	29,762
Evercore Partners, Inc. Class A	176	8,883
FXCM, Inc. Class A	176	2,885
GFI Group, Inc.	544	1,888
Greenhill & Co., Inc.	176	9,029
INTL. FCStone, Inc. (a)	112	2,291
Investment Technology Group, Inc. (a)	256	4,101
KCG Holdings, Inc. Class A (a)	256	2,237
LPL Financial Holdings, Inc.	336	13,689
Morgan Stanley	8,912	256,042
Oppenheimer Holdings, Inc. Class A	80	1,586
Piper Jaffray Cos. (a)	112	4,020
Raymond James Financial, Inc.	768	35,059
Stifel Financial Corp. (a)	368	15,070
SWS Group, Inc. (a)	256	1,441
TD Ameritrade Holding Corp.	1,344	36,637
The Charles Schwab Corp.	6,992	158,369
The Goldman Sachs Group, Inc.	2,640	424,670

		1,014,308

TOTAL CAPITAL MARKETS		2,661,282

COMMERCIAL BANKS – 18.7%
Diversified Banks – 8.9%
Comerica, Inc.	1,136	49,189
US Bancorp	11,216	419,030
Wells Fargo & Co.	30,464	1,300,508

		1,768,727

Regional Banks – 9.8%
1st Source Corp.	96	3,013
Arrow Financial Corp.	96	2,478
Associated Banc-Corp	1,040	16,910
Bancfirst Corp.	48	2,667
Bancorp, Inc. (a)	240	3,881
BancorpSouth, Inc.	544	12,022
Bank of Hawaii Corp.	272	15,771
Bank of the Ozarks, Inc.	208	10,292
BankUnited, Inc.	458	14,093
Banner Corp.	128	4,897
BB&T Corp.	4,256	144,576
BBCN Bancorp, Inc.	480	7,118
BOK Financial Corp.	176	10,777
Boston Private Financial Holdings, Inc.	464	5,285
Bryn Mawr Bank Corp.	96	2,675
Camden National Corp.	64	2,582
Capital Bank Financial Corp. Class A (a)	176	3,911
CapitalSource, Inc.	1,216	15,905
Cardinal Financial Corp.	208	3,432
Cathay General Bancorp	464	11,428

Quarterly Report	2

Common Stocks – continued
	Shares	Value
COMMERCIAL BANKS – CONTINUED
Regional Banks – continued
Centerstate Banks, Inc.	224	$2,209
Central Pacific Financial Corp.	160	2,947
Chemical Financial Corp.	192	5,624
CIT Group, Inc. (a)	1,168	56,251
City Holding Co.	112	5,096
City National Corp.	304	21,921
CoBiz Financial, Inc.	256	2,778
Columbia Banking System, Inc.	304	7,810
Commerce Bancshares, Inc.	480	22,085
Community Bank System, Inc.	240	8,714
Community Trust Bancorp, Inc.	96	4,089
Cullen/Frost Bankers, Inc.	336	23,785
CVB Financial Corp.	576	8,375
East West Bancorp, Inc.	832	28,030
Enterprise Financial Services Corp.	112	2,019
Fifth Third Bancorp	5,312	101,087
First BanCorp (a)	832	5,824
First Citizens BancShares, Inc. Class A	32	6,775
First Commonwealth Financial Corp.	640	5,562
First Community Bancshares, Inc.	128	2,136
First Financial Bancorp	384	5,960
First Financial Bankshares, Inc.	160	9,842
First Financial Corp.	64	2,211
First Financial Holdings, Inc.	160	9,589
First Horizon National Corp.	1,488	15,847
First Interstate Bancsystem, Inc.	112	2,812
First Merchants Corp.	192	3,610
First Midwest Bancorp, Inc.	480	7,982
First Niagara Financial Group, Inc.	2,176	24,001
First Republic Bank	560	28,599
FirstMerit Corp.	1,024	22,999
Flushing Financial Corp.	192	3,857
FNB Corp.	912	11,409
Fulton Financial Corp.	1,216	14,847
Glacier Bancorp, Inc.	448	12,378
Great Southern Bancorp, Inc.	64	1,797
Hancock Holding Co.	512	16,783
Hanmi Financial Corp.	208	3,636
Heartland Financial USA, Inc.	96	2,543
Home BancShares, Inc.	288	9,757
HomeTrust Bancshares, Inc. (a)	128	2,067
Huntington Bancshares, Inc.	5,120	45,056
Iberiabank Corp.	192	11,219
Independent Bank Corp.	144	5,167
International Bancshares Corp.	336	7,678
Investors Bancorp, Inc.	288	6,829
KeyCorp	5,600	70,168
Lakeland Bancorp, Inc.	224	2,554
Lakeland Financial Corp.	112	3,986
M&T Bank Corp.	704	79,221

	Shares	Value
MainSource Financial Group, Inc.	144	$2,336
MB Financial, Inc.	352	10,454
National Penn Bancshares, Inc.	784	8,130
NBT Bancorp, Inc.	272	6,629
OFG Bancorp	304	4,502
Old National Bancorp	640	9,306
PacWest Bancorp	240	9,132
Park National Corp.	80	6,338
Peoples Bancorp, Inc.	80	1,794
Pinnacle Financial Partners, Inc. (a)	208	6,448
Popular, Inc. (a)	640	16,160
PrivateBancorp, Inc.	416	10,134
Prosperity Bancshares, Inc.	352	21,982
Regions Financial Corp.	8,592	82,741
Renasant Corp.	192	5,507
Republic Bancorp, Inc. Class A	80	1,842
S&T Bancorp, Inc.	192	4,708
Sandy Spring Bancorp, Inc.	160	3,918
Signature Bank (a)	288	29,324
Simmons First National Corp. Class A	96	3,143
Southside Bancshares, Inc.	112	3,058
State Bank Financial Corp.	224	3,821
StellarOne Corp.	160	3,725
Sterling Bancorp/DE (a)	192	2,250
Sterling Bancorp/NY (a)	208	3,068
Sterling Financial Corp.	240	6,950
Sun Bancorp, Inc. (a)	368	1,214
SunTrust Banks, Inc.	3,280	110,339
Susquehanna Bancshares, Inc.	1,168	13,765
SVB Financial Group (a)	272	26,052
SY Bancorp, Inc.	96	2,881
Synovus Financial Corp.	5,696	18,512
Taylor Capital Group, Inc. (a)	96	2,208
TCF Financial Corp.	976	14,816
Texas Capital Bancshares, Inc. (a)	256	13,325
The PNC Financial Services Group, Inc.	3,216	236,473
Tompkins Financial Corp.	80	3,946
TowneBank	176	2,563
Trico Bancshares	96	2,428
Trustmark Corp.	416	11,299
UMB Financial Corp.	240	14,141
Umpqua Holdings Corp.	704	11,525
Union First Market Bankshares Corp.	160	3,859
United Community Banks, Inc. (a)	176	2,744
Univest Corp. of Pennsylvania	128	2,556
Valley National Bancorp	1,184	11,544
ViewPoint Financial Group, Inc.	256	5,583
Washington Trust Bancorp, Inc.	96	3,157
Webster Financial Corp.	560	15,618
WesBanco, Inc.	176	5,174
Westamerica BanCorp.	176	9,061
Western Alliance Bancorp (a)	496	10,490

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
COMMERCIAL BANKS – CONTINUED
Regional Banks – continued
Wilshire Bancorp, Inc.	432	$3,659
Wintrust Financial Corp.	240	10,442
Zions BanCorp.	1,120	31,774

		1,929,782

TOTAL COMMERCIAL BANKS		3,698,509

CONSUMER FINANCE – 5.2%
Consumer Finance – 5.2%
American Express Co.	5,984	489,491
Capital One Financial Corp.	3,536	242,817
Cash America International, Inc.	176	6,943
Credit Acceptance Corp. (a)	64	7,571
DFC Global Corp. (a)	272	3,291
Discover Financial Services	2,976	154,395
Encore Capital Group, Inc. (a)	144	7,034
Ezcorp, Inc. Class A (a)	336	5,285
First Cash Financial Services, Inc. (a)	176	10,646
Green Dot Corp. Class A (a)	160	3,434
Nelnet, Inc. Class A	176	7,503
Portfolio Recovery Associates, Inc. (a)	320	19,024
SLM Corp.	2,704	68,601
World Acceptance Corp. (a)	80	8,330

		1,034,365

DIVERSIFIED FINANCIAL SERVICES – 22.3%
Multi-Sector Holdings – 4.1%
Berkshire Hathaway, Inc. Class B (a)	6,496	747,559
Leucadia National Corp.	1,888	53,506
PICO Holdings, Inc. (a)	160	3,757

		804,822

Other Diversified Financial Services – 15.1%
Bank of America Corp.	65,296	911,532
Citigroup, Inc.	18,432	899,113
JPMorgan Chase & Co.	22,896	1,180,060

		2,990,705

Specialized Finance – 3.1%
CBOE Holdings, Inc.	544	26,384
CME Group, Inc.	1,920	142,483
Interactive Brokers Group, Inc. Class A	272	5,611
IntercontinentalExchange, Inc. (a)	448	86,343
MarketAxess Holdings, Inc.	224	14,611
McGraw Hill Financial, Inc.	1,584	110,373
Moody’s Corp.	1,216	85,923
MSCI, Inc. (a)	704	28,702
NewStar Financial, Inc. (a)	160	2,786
NYSE Euronext	1,488	65,502
PHH Corp. (a)	352	8,466
The NASDAQ OMX Group, Inc.	720	25,510

		602,694

TOTAL DIVERSIFIED FINANCIAL SERVICES		4,398,221

	Shares	Value
INSURANCE – 18.9%
Insurance Brokers – 2.1%
Aon PLC	1,776	$140,464
Arthur J Gallagher & Co.	784	37,201
Brown & Brown, Inc.	752	24,011
eHealth, Inc. (a)	128	5,455
Marsh & McLennan Cos., Inc.	3,344	153,155
Willis Group Holdings PLC	1,008	45,431

		405,717

Life & Health Insurance – 5.2%
Aflac, Inc.	2,832	184,023
American Equity Investment Life Holding Co.	384	8,003
Citizens, Inc. (a)	304	2,554
CNO Financial Group, Inc.	1,232	19,194
FBL Financial Group, Inc. Class A	80	3,579
Kansas City Life Insurance Co.	32	1,469
Lincoln National Corp.	1,632	74,109
MetLife, Inc.	5,648	267,207
National Western Life Insurance Co. Class A	16	3,328
Primerica, Inc.	320	13,744
Principal Financial Group, Inc.	1,792	85,048
Protective Life Corp.	480	22,118
Prudential Financial, Inc.	2,816	229,194
StanCorp Financial Group, Inc.	272	16,021
Symetra Financial Corp.	528	9,889
Torchmark Corp.	560	40,802
Unum Group	1,632	51,800

		1,032,082

Multi-line Insurance – 3.9%
American Financial Group, Inc.	448	25,205
American International Group, Inc.	8,496	438,818
Assurant, Inc.	480	28,070
Genworth Financial, Inc. Class A (a)	2,864	41,614
Hartford Financial Services Group, Inc.	2,640	88,968
HCC Insurance Holdings, Inc.	624	28,486
Horace Mann Educators Corp.	256	7,091
Kemper Corp.	288	10,662
Loews Corp.	2,016	97,393

		766,307

Property & Casualty Insurance – 6.4%
ACE Ltd.	2,064	196,988
Allied World Assurance Co. Holdings AG	208	22,524
AMERISAFE, Inc.	128	4,928
Amtrust Financial Services, Inc.	208	7,979
Arch Capital Group Ltd. (a)	816	47,295
Argo Group International Holdings Ltd.	176	7,389
Aspen Insurance Holdings Ltd.	416	16,228
Assured Guaranty Ltd.	1,056	21,648
Axis Capital Holdings Ltd.	656	31,108
Baldwin & Lyons, Inc. Class B	64	1,749

Quarterly Report	4

Common Stocks – continued
	Shares	Value
INSURANCE – CONTINUED
Property & Casualty Insurance – continued
Cincinnati Financial Corp.	944	$47,200
Donegal Group, Inc. Class A	80	1,268
EMC Insurance Group, Inc.	48	1,634
Employers Holdings, Inc.	192	5,773
Fidelity National Financial, Inc. Class A	1,421	40,001
First American Financial Corp.	640	16,550
Global Indemnity PLC (a)	64	1,576
Hilltop Holdings, Inc. (a)	432	7,491
Infinity Property & Casualty Corp.	64	4,389
MBIA, Inc. (a)	912	10,369
Meadowbrook Insurance Group, Inc.	352	2,337
National Interstate Corp.	64	1,672
Old Republic International Corp.	1,520	25,521
OneBeacon Insurance Group Ltd.	160	2,554
ProAssurance Corp.	368	16,678
RLI Corp.	128	12,094
Safety Insurance Group, Inc.	80	4,375
Selective Insurance Group, Inc.	336	8,827
State Auto Financial Corp.	112	2,128
Stewart Information Services Corp.	144	4,510
The Allstate Corp.	2,848	151,115
The Chubb Corp.	1,568	144,382
The Hanover Insurance Group, Inc.	272	15,923
The Navigators Group, Inc. (a)	64	3,599
The Progressive Corp.	3,472	90,168
The Travelers Cos., Inc.	2,272	196,074
Tower Group International Ltd.	416	1,510
United Fire Group, Inc.	144	4,565
WR Berkley Corp.	704	30,913
XL Group PLC	1,760	53,803

		1,266,835

Reinsurance – 1.3%
Alleghany Corp. (a)	102	41,353
Endurance Specialty Holdings Ltd.	272	15,039
Enstar Group Ltd. (a)	64	8,700
Everest Re Group Ltd.	304	46,737
Greenlight Capital Re Ltd. (a)	192	5,912
Maiden Holdings Ltd.	368	4,030
Montpelier Re Holdings Ltd.	304	8,393
PartnerRe Ltd.	320	32,067
Platinum Underwriters Holdings Ltd.	192	11,940
Reinsurance Group of America, Inc.	448	31,889
RenaissanceRe Holdings Ltd.	272	25,489
Validus Holdings Ltd.	576	22,740

		254,289

TOTAL INSURANCE		3,725,230

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 18.9%
Diversified REIT’s – 1.4%
American Realty Capital Properties, Inc.	960	$12,739
CapLease, Inc.	560	4,760
Cousins Properties, Inc.	1,072	12,146
Duke Realty Corp.	1,968	32,610
First Potomac Realty Trust	384	4,719
Investors Real Estate Trust	656	5,655
Liberty Property Trust	880	32,727
One Liberty Properties, Inc.	96	2,029
PS Business Parks, Inc.	128	10,431
RAIT Financial Trust	400	3,020
Select Income REIT	192	5,290
Spirit Realty Capital, Inc.	2,176	22,761
Vornado Realty Trust	1,024	91,197
Washington Real Estate Investment Trust	416	10,903
Winthrop Realty Trust	240	2,825
WP Carey, Inc.	192	12,789

		266,601

Industrial REIT’s – 0.9%
DCT Industrial Trust, Inc.	1,952	15,128
EastGroup Properties, Inc.	192	12,223
First Industrial Realty Trust, Inc.	640	11,565
Monmouth Real Estate Investment Corp. Class A	272	2,508
Prologis, Inc.	3,024	120,809
STAG Industrial, Inc.	272	5,687

		167,920

Mortgage REIT’s – 1.8%
AG Mortgage Investment Trust, Inc.	192	3,137
American Capital Agency Corp.	2,416	52,476
American Capital Mortgage Investment Corp.	384	7,338
Annaly Capital Management, Inc.	5,776	68,099
Anworth Mortgage Asset Corp.	960	4,714
Apollo Commercial Real Estate Finance, Inc.	240	3,866
Apollo Residential Mortgage, Inc.	224	3,373
ARMOUR Residential REIT, Inc.	2,352	9,690
Chimera Investment Corp.	6,352	19,247
Colony Financial, Inc.	416	8,416
CYS Investments, Inc.	1,104	9,373
Dynex Capital, Inc.	368	3,180
Hatteras Financial Corp.	624	11,357
Invesco Mortgage Capital, Inc.	848	13,102
iStar Financial, Inc. (a)	464	5,860
MFA Financial, Inc.	2,240	16,598
New Residential Investment Corp.	1,584	10,470
New York Mortgage Trust, Inc.	448	2,876
Newcastle Investment Corp.	1,808	10,378
NorthStar Realty Finance Corp.	1,456	13,584
Redwood Trust, Inc.	512	8,970

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – CONTINUED
Mortgage REIT’s – continued
Resource Capital Corp.	832	$5,117
Starwood Property Trust, Inc.	1,168	30,006
Two Harbors Investment Corp.	2,256	21,049
Western Asset Mortgage Capital Corp.	176	2,835

		345,111

Office REIT’s – 1.8%
Alexandria Real Estate Equities, Inc.	432	28,417
BioMed Realty Trust, Inc.	1,152	22,948
Boston Properties, Inc.	928	96,048
Brandywine Realty Trust	976	13,889
CommonWealth REIT	736	17,936
CoreSite Realty Corp.	144	4,671
Corporate Office Properties Trust	544	13,382
CyrusOne, Inc.	128	2,495
Digital Realty Trust, Inc.	784	37,365
Douglas Emmett, Inc.	832	20,742
DuPont Fabros Technology, Inc.	400	9,940
Franklin Street Properties Corp.	560	7,392
Highwoods Properties, Inc.	512	19,763
Hudson Pacific Properties, Inc.	288	5,959
Kilroy Realty Corp.	496	26,367
Mack-Cali Realty Corp.	528	10,856
Parkway Properties, Inc./MD	288	5,216
Piedmont Office Realty Trust, Inc. Class A	1,040	19,219

		362,605

Residential REIT’s – 2.5%
American Campus Communities, Inc.	640	22,118
Apartment Investment & Management Co. Class A	896	25,070
Associated Estates Realty Corp.	368	5,645
AvalonBay Communities, Inc.	752	94,038
BRE Properties, Inc.	480	26,213
Camden Property Trust	528	33,898
Campus Crest Communities, Inc.	432	4,324
Education Realty Trust, Inc.	688	6,288
Equity Lifestyle Properties, Inc.	496	18,843
Equity Residential	2,080	108,909
Essex Property Trust, Inc.	240	38,640
Home Properties, Inc.	352	21,229
Mid-America Apartment Communities, Inc.	464	30,810
Post Properties, Inc.	336	15,369
Silver Bay Realty Trust Corp.	256	3,958
Sun Communities, Inc.	208	9,270
UDR, Inc.	1,536	38,108

		502,730

Retail REIT’s – 3.8%
Acadia Realty Trust	352	9,388
Agree Realty Corp.	96	3,031
Alexander’s, Inc.	16	5,148

	Shares	Value
CBL & Associates Properties, Inc.	960	$19,018
Cedar Realty Trust, Inc.	400	2,284
DDR Corp.	1,840	31,188
Equity One, Inc.	416	10,030
Excel Trust, Inc.	320	3,866
Federal Realty Investment Trust	400	41,440
General Growth Properties, Inc.	2,944	62,501
Getty Realty Corp.	176	3,376
Glimcher Realty Trust	912	9,348
Inland Real Estate Corp.	576	6,157
Kimco Realty Corp.	2,480	53,270
Kite Realty Group Trust	592	3,789
National Retail Properties, Inc.	736	25,318
Pennsylvania Real Estate Investment Trust	416	7,542
Ramco-Gershenson Properties Trust	384	6,244
Regency Centers Corp.	560	28,929
Retail Opportunity Investments Corp.	432	6,394
Rouse Properties, Inc.	176	3,559
Saul Centers, Inc.	80	3,760
Simon Property Group, Inc.	1,872	289,317
Tanger Factory Outlet Centers	576	20,074
Taubman Centers, Inc.	384	25,263
The Macerich Co.	832	49,263
Weingarten Realty Investors	720	22,845

		752,342

Specialized REIT’s – 6.7%
American Tower Corp.	2,400	190,440
Ashford Hospitality Trust, Inc.	480	6,269
Chesapeake Lodging Trust	304	7,165
Corrections Corp. of America	704	26,048
CubeSmart	784	14,324
DiamondRock Hospitality Co.	1,216	13,850
EPR Properties	288	14,795
Extra Space Storage, Inc.	640	29,434
FelCor Lodging Trust, Inc. (a)	736	4,946
HCP, Inc.	2,768	114,872
Health Care REIT, Inc.	1,712	111,023
Healthcare Realty Trust, Inc.	560	13,446
Healthcare Trust of America, Inc. Class A	704	8,180
Hersha Hospitality Trust	1,168	6,623
Hospitality Properties Trust	848	24,914
Host Hotels & Resorts, Inc.	4,528	83,994
LaSalle Hotel Properties	592	18,382
LTC Properties, Inc.	224	8,837
Medical Properties Trust, Inc.	1,008	13,144
National Health Investors, Inc.	144	9,003
Omega Healthcare Investors, Inc.	720	23,933
Pebblebrook Hotel Trust	384	11,597
Plum Creek Timber Co., Inc.	1,059	48,079
Potlatch Corp.	256	10,452
Public Storage	880	146,934

Quarterly Report	6

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – CONTINUED
Specialized REIT’s – continued
Rayonier, Inc.	768	$36,111
RLJ Lodging Trust	688	17,379
Ryman Hospitality Properties, Inc.	288	10,630
Sabra Health Care REIT, Inc.	240	6,456
Senior Housing Properties Trust	1,152	28,385
Sovran Self Storage, Inc.	192	14,686
Strategic Hotels & Resorts, Inc. (a)	1,040	9,048
Summit Hotel Properties, Inc.	528	4,852
Sunstone Hotel Investors, Inc.	1,106	14,654
Ventas, Inc.	1,776	115,866
Weyerhaeuser Co.	3,504	106,522

		1,325,273

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		3,722,582

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.9%
Diversified Real Estate Activities – 0.1%
Alexander & Baldwin, Inc. (a)	272	10,064
Tejon Ranch Co. (a)	112	4,146

		14,210

Real Estate Development – 0.1%
Forestar Group, Inc. (a)	224	5,002
The Howard Hughes Corp. (a)	192	22,473

		27,475

Real Estate Operating Companies – 0.1%
Forest City Enterprises, Inc. Class A (a)	864	17,505

Real Estate Services – 0.6%
Altisource Portfolio Solutions S.A. (a)	96	15,099
CBRE Group, Inc. Class A (a)	1,728	40,142
Jones Lang LaSalle, Inc.	272	25,894
Kennedy-Wilson Holdings, Inc.	368	7,375
Realogy Holdings Corp. (a)	896	36,861

		125,371

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		184,561

THRIFTS & MORTGAGE FINANCE – 1.5%
Thrifts & Mortgage Finance – 1.5%
Astoria Financial Corp.	576	7,609
Bank Mutual Corp.	336	2,137
Beneficial Mutual Bancorp, Inc. (a)	256	2,496
Berkshire Hills Bancorp, Inc.	160	4,059
BofI Holding, Inc. (a)	80	4,834
Brookline Bancorp, Inc.	464	4,116
Capitol Federal Financial, Inc.	896	11,352
Dime Community Bancshares, Inc.	208	3,403
EverBank Financial Corp.	464	7,016
Federal Agricultural Mortgage Corp. Class C	64	2,284
Flagstar Bancorp, Inc. (a)	160	2,594

	Shares	Value
Home Loan Servicing Solutions Ltd.	448	$10,577
HomeStreet, Inc.	80	1,522
Hudson City Bancorp, Inc.	2,928	26,293
MGIC Investment Corp. (a)	1,984	16,150
Nationstar Mortgage Holdings, Inc. (a)	144	7,390
New York Community Bancorp, Inc.	2,688	43,572
Northfield Bancorp, Inc.	384	4,965
Northwest Bancshares, Inc.	592	8,282
Ocwen Financial Corp. (a)	704	39,586
Oritani Financial Corp.	256	4,152
People’s United Financial, Inc.	2,032	29,322
Provident Financial Services, Inc.	352	6,596
Radian Group, Inc.	1,072	15,619
Rockville Financial, Inc.	176	2,314
Roma Financial Corp. (a)	64	1,245
TFS Financial Corp. (a)	592	7,187
TrustCo Bank Corp.	624	4,193
United Financial Bancorp, Inc.	128	2,007
Walker & Dunlop, Inc. (a)	160	2,077
Washington Federal, Inc.	656	14,944
Westfield Financial, Inc.	112	808
WSFS Financial Corp.	64	4,481

		305,182

TOTAL COMMON STOCKS (Cost $19,987,162)		19,729,932

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $17,821)	17,821	17,821

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $20,004,983)		19,747,753

NET OTHER ASSETS (LIABILITIES) – 0.0%		(707)

NET ASSETS – 100%		$19,747,046

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

7	Quarterly Report

Investments (Unaudited) – continued

Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$19,729,932	$19,729,932	$—	$—
Money Market Funds	17,821	17,821	—	—

Total Investments in Securities:	$19,747,753	$19,747,753	$—	$—

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $20,004,983. Net unrealized depreciation aggregated $257,230, of which $102,459 related to appreciated investment securities and $359,689 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Health Care Index ETF

October 31, 2013

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BIOTECHNOLOGY – 19.6%
Biotechnology – 19.6%
ACADIA Pharmaceuticals, Inc. (a)	544	$12,365
Achillion Pharmaceuticals, Inc. (a)	608	1,526
Acorda Therapeutics, Inc. (a)	320	9,795
Aegerion Pharmaceuticals, Inc. (a)	176	14,576
Alexion Pharmaceuticals, Inc. (a)	1,632	200,654
Alkermes PLC (a)	1,056	37,161
Alnylam Pharmaceuticals, Inc. (a)	464	26,731
AMAG Pharmaceuticals, Inc. (a)	128	3,453
Amgen, Inc.	6,240	723,840
Arena Pharmaceuticals, Inc. (a)	1,808	7,937
Ariad Pharmaceuticals, Inc. (a)	1,536	3,379
Array BioPharma, Inc. (a)	928	4,659
AVEO Pharmaceuticals, Inc. (a)	384	795
Biogen Idec, Inc. (a)	1,984	484,473
BioMarin Pharmaceutical, Inc. (a)	1,152	72,369
Biotime, Inc. (a)	256	929
Celgene Corp. (a)	3,472	515,557
Celldex Therapeutics, Inc. (a)	672	15,396
Cepheid, Inc. (a)	560	22,803
ChemoCentryx, Inc. (a)	144	713
Clovis Oncology, Inc. (a)	128	6,542
Cubist Pharmaceuticals, Inc. (a)	544	33,728
Cubist Pharmaceuticals, Inc. rights (a)	186	359
Curis, Inc. (a)	672	2,681
Dendreon Corp. (a)	1,312	3,372
Dyax Corp. (a)	992	8,154
Dynavax Technologies Corp. (a)	1,440	1,771
Emergent Biosolutions, Inc. (a)	240	4,687
Exact Sciences Corp. (a)	576	6,348
Exelixis, Inc. (a)	1,536	7,572
Genomic Health, Inc. (a)	128	3,830
Gilead Sciences, Inc. (a)	12,704	901,857
Halozyme Therapeutics, Inc. (a)	752	8,761
Hyperion Therapeutics, Inc. (a)	64	1,282
Idenix Pharmaceuticals, Inc. (a)	832	2,737
ImmunoGen, Inc. (a)	704	11,588
Immunomedics, Inc. (a)	656	2,486
Incyte Corp. Ltd. (a)	1,024	39,936
Infinity Pharmaceuticals, Inc. (a)	304	4,119
InterMune, Inc. (a)	672	9,468
Ironwood Pharmaceuticals, Inc. (a)	768	7,380
Isis Pharmaceuticals, Inc. (a)	928	30,875
Keryx Biopharmaceuticals, Inc. (a)	688	7,121
KYTHERA Biopharmaceuticals, Inc. (a)	112	5,008
Lexicon Pharmaceuticals, Inc. (a)	1,920	4,608
Ligand Pharmaceuticals, Inc. Class B (a)	160	8,282
MannKind Corp. (a)	1,456	7,120
Medivation, Inc. (a)	624	37,353
Merrimack Pharmaceuticals, Inc. (a)	768	2,058
Momenta Pharmaceuticals, Inc. (a)	384	6,294
Myriad Genetics, Inc. (a)	656	15,993

	Shares	Value
Neurocrine Biosciences, Inc. (a)	560	$5,286
NewLink Genetics Corp. (a)	144	2,412
Novavax, Inc. (a)	1,648	5,109
NPS Pharmaceuticals, Inc. (a)	832	23,945
Opko Health, Inc. (a)	1,840	18,437
Orexigen Therapeutics, Inc. (a)	704	3,436
Osiris Therapeutics, Inc. (a)	144	1,917
PDL BioPharma, Inc.	1,168	9,449
Pharmacyclics, Inc. (a)	480	56,947
Raptor Pharmaceutical Corp. (a)	464	6,672
Regeneron Pharmaceuticals, Inc. (a)	640	184,064
Rigel Pharmaceuticals, Inc. (a)	720	2,225
Sangamo Biosciences, Inc. (a)	496	4,648
Sarepta Therapeutics, Inc. (a)	256	9,969
Seattle Genetics, Inc. (a)	864	33,376
Spectrum Pharmaceuticals, Inc.	496	4,261
Synageva BioPharma Corp. (a)	144	7,315
Synergy Pharmaceuticals, Inc. (a)	528	2,133
Synta Pharmaceuticals Corp. (a)	352	1,598
TESARO, Inc. (a)	128	4,928
Theravance, Inc. (a)	624	22,863
United Therapeutics Corp. (a)	400	35,408
Vertex Pharmaceuticals, Inc. (a)	1,840	131,266
Vical, Inc. (a)	608	760

		3,930,905

HEALTH CARE EQUIPMENT & SUPPLIES – 17.2%
Health Care Equipment – 15.8%
Abaxis, Inc.	176	6,288
Abbott Laboratories	12,976	474,273
ABIOMED, Inc. (a)	304	7,290
Accuray, Inc. (a)	592	3,996
Analogic Corp.	96	8,854
AngioDynamics, Inc. (a)	224	3,521
ArthroCare Corp. (a)	240	8,986
Baxter International, Inc.	4,528	298,259
Becton Dickinson and Co.	1,616	169,890
Boston Scientific Corp. (a)	11,232	131,302
Cantel Medical Corp.	288	10,109
Cardiovascular Systems, Inc. (a)	176	5,342
CareFusion Corp. (a)	1,824	70,717
CONMED Corp.	224	8,124
Covidien PLC	3,920	251,311
CR Bard, Inc.	640	87,181
Cyberonics, Inc. (a)	224	12,938
Cynosure, Inc. (a)	160	3,458
DexCom, Inc. (a)	592	17,008
Edwards Lifesciences Corp. (a)	944	61,539
Exactech, Inc. (a)	80	1,816
Globus Medical, Inc. (a)	400	7,680
Greatbatch, Inc. (a)	192	7,319
HeartWare International, Inc. (a)	128	9,288
Hill-Rom Holdings, Inc.	496	20,480
Hologic, Inc. (a)	2,240	50,154

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – CONTINUED
Health Care Equipment – continued
IDEXX Laboratories, Inc. (a)	448	$48,321
Insulet Corp. (a)	448	17,481
Integra LifeSciences Holdings Corp. (a)	176	8,057
Intuitive Surgical, Inc. (a)	336	124,824
Invacare Corp.	240	5,153
MAKO Surgical Corp. (a)	336	10,016
Masimo Corp.	448	11,478
Medtronic, Inc.	8,464	485,834
Natus Medical, Inc. (a)	256	5,051
Navidea Biopharmaceuticals, Inc. (a)	1,056	2,112
NuVasive, Inc. (a)	368	11,695
NxStage Medical, Inc. (a)	416	5,520
Orthofix International N.V. (a)	160	3,278
PhotoMedex, Inc. (a)	112	1,416
ResMed, Inc.	1,184	61,260
Sirona Dental Systems, Inc. (a)	464	33,524
St Jude Medical, Inc.	2,352	134,981
STERIS Corp.	496	22,414
Stryker Corp.	2,512	185,536
SurModics, Inc. (a)	128	3,018
Symmetry Medical, Inc. (a)	304	2,462
Teleflex, Inc.	336	30,973
Thoratec Corp. (a)	480	20,731
Tornier N.V. (a)	208	4,474
Varian Medical Systems, Inc. (a)	896	65,032
Volcano Corp. (a)	448	8,588
Wright Medical Group, Inc. (a)	368	9,999
Zimmer Holdings, Inc.	1,408	123,158

		3,183,509

Health Care Supplies – 1.4%
Alere, Inc. (a)	640	21,587
Align Technology, Inc. (a)	544	31,041
Antares Pharma, Inc. (a)	896	3,584
Cerus Corp. (a)	576	3,634
DENTSPLY International, Inc.	1,200	56,520
Endologix, Inc. (a)	496	8,963
Haemonetics Corp. (a)	432	17,522
ICU Medical, Inc. (a)	112	6,922
Meridian Bioscience, Inc.	352	8,701
Merit Medical Systems, Inc. (a)	336	5,373
Neogen Corp. (a)	288	13,311
OraSure Technologies, Inc. (a)	464	3,025
Quidel Corp. (a)	256	6,323
RTI Surgical, Inc. (a)	448	1,250
Spectranetics Corp. (a)	336	7,019
Staar Surgical Co. (a)	304	4,025
The Cooper Cos., Inc.	400	51,684
West Pharmaceutical Services, Inc.	576	27,850

		278,334

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		3,461,843

	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – 17.0%
Health Care Services – 4.3%
Accretive Health, Inc. (a)	400	$3,304
Air Methods Corp.	288	12,591
Almost Family, Inc.	64	1,231
Amedisys, Inc. (a)	256	4,168
AMN Healthcare Services, Inc. (a)	384	4,762
Bio-Reference Labs, Inc. (a)	208	6,741
BioScrip, Inc. (a)	560	3,926
Chemed Corp.	160	10,851
Corvel Corp. (a)	96	3,994
DaVita HealthCare Partners, Inc. (a)	1,504	84,540
ExamWorks Group, Inc. (a)	256	6,617
Express Scripts Holding Co. (a)	6,832	427,137
Gentiva Health Services, Inc. (a)	240	2,748
Healthways, Inc. (a)	288	2,773
IPC The Hospitalist Co., Inc. (a)	128	7,013
Laboratory Corp. of America Holdings (a)	768	77,491
Landauer, Inc.	80	3,872
LHC Group, Inc. (a)	128	2,637
MEDNAX, Inc. (a)	416	45,352
Omnicare, Inc.	880	48,532
Quest Diagnostics, Inc.	1,312	78,602
Team Health Holdings, Inc. (a)	576	25,021

		863,903

Health Care Distributors – 3.7%
AmerisourceBergen Corp.	1,920	125,434
Cardinal Health, Inc.	2,848	167,064
Henry Schein, Inc. (a)	720	80,950
McKesson Corp.	1,888	295,170
MWI Veterinary Supply, Inc. (a)	96	15,229
Owens & Minor, Inc.	528	19,758
Patterson Cos., Inc.	704	29,927
PharMerica Corp. (a)	240	3,542

		737,074

Health Care Facilities – 2.1%
Acadia Healthcare Co., Inc. (a)	272	11,794
Amsurg Corp. (a)	272	11,666
Brookdale Senior Living, Inc. (a)	816	22,097
Capital Senior Living Corp. (a)	240	5,323
Chindex International, Inc. (a)	96	1,616
Community Health Systems, Inc.	784	34,206
Emeritus Corp. (a)	336	6,438
Five Star Quality Care, Inc. (a)	368	1,866
Hanger, Inc. (a)	288	10,570
HCA Holdings, Inc.	2,224	104,840
Health Management Associates, Inc. (a)	2,160	27,691
HealthSouth Corp.	720	25,279
Kindred Healthcare, Inc.	448	6,218
LifePoint Hospitals, Inc. (a)	400	20,656
Select Medical Holdings Corp.	352	2,985

3	Quarterly Report

Investments (Unaudited) — continued

Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – CONTINUED
Health Care Facilities – continued
Skilled Healthcare Group, Inc. Class A (a)	176	$750
Tenet Healthcare Corp. (a)	864	40,772
The Ensign Group, Inc.	160	6,813
Universal Health Services, Inc.	752	60,581
US Physical Therapy, Inc.	96	3,064
VCA Antech, Inc. (a)	736	20,939

		426,164

Managed Health Care – 6.9%
Aetna, Inc.	3,152	197,630
Centene Corp. (a)	448	25,160
Cigna Corp.	2,368	182,289
Health Net, Inc. (a)	656	19,942
Humana, Inc.	1,312	120,901
Magellan Health Services, Inc. (a)	224	13,149
Molina Healthcare, Inc. (a)	240	7,594
Triple-S Management Corp. (a)	192	3,419
UnitedHealth Group, Inc.	8,496	579,937
Universal American Corp.	320	2,374
WellCare Health Plans, Inc. (a)	368	24,538
WellPoint, Inc.	2,496	211,661

		1,388,594

TOTAL HEALTH CARE PROVIDERS & SERVICES		3,415,735

HEALTH CARE TECHNOLOGY – 1.4%
Health Care Technology – 1.4%
Allscripts Healthcare Solutions, Inc. (a)	1,328	18,366
athenahealth, Inc. (a)	304	40,587
Cerner Corp. (a)	2,576	144,333
Computer Programs & Systems, Inc.	96	5,476
Greenway Medical Technologies (a)	128	2,605
HealthStream, Inc. (a)	160	5,715
HMS Holdings Corp. (a)	736	15,552
MedAssets, Inc. (a)	464	10,686
Medidata Solutions, Inc. (a)	192	21,179
Merge Healthcare, Inc. (a)	544	1,382
Omnicell, Inc. (a)	288	6,644
Quality Systems, Inc.	368	8,398
Vocera Communications, Inc. (a)	128	2,154

		283,077

LIFE SCIENCES TOOLS & SERVICES – 4.9%
Life Sciences Tools & Services – 4.9%
Affymetrix, Inc. (a)	560	3,959
Agilent Technologies, Inc.	2,864	145,377
Bio-Rad Laboratories, Inc. (a)	160	19,763
Bruker Corp. (a)	768	15,706
Cambrex Corp. (a)	256	4,306
Charles River Laboratories International, Inc. (a)	416	20,471

	Shares	Value
Covance, Inc. (a)	464	$41,417
Fluidigm Corp. (a)	192	6,048
Furiex Pharmaceuticals, Inc. (a)	48	1,877
Illumina, Inc. (a)	1,040	97,250
Life Technologies Corp. (a)	1,440	108,447
Luminex Corp. (a)	320	6,240
Mettler-Toledo International, Inc. (a)	256	63,350
PAREXEL International Corp. (a)	480	21,941
PerkinElmer, Inc.	928	35,301
Sequenom, Inc. (a)	960	1,843
Techne Corp.	288	25,168
Thermo Fisher Scientific, Inc.	2,992	292,558
Waters Corp. (a)	720	72,662

		983,684

PHARMACEUTICALS – 39.8%
Pharmaceuticals – 39.8%
AbbVie, Inc.	13,184	638,765
Actavis PLC (a)	1,440	222,595
Akorn, Inc. (a)	608	12,428
Allergan, Inc.	2,464	223,263
Auxilium Pharmaceuticals, Inc. (a)	384	6,609
AVANIR Pharmaceuticals, Inc. (a)	1,216	4,925
Bristol-Myers Squibb Co.	13,680	718,474
Cadence Pharmaceuticals, Inc. (a)	464	2,288
Corcept Therapeutics, Inc. (a)	544	919
Depomed, Inc. (a)	464	3,341
Eli Lilly & Co.	8,464	421,676
Endo Health Solutions, Inc. (a)	928	40,581
Endocyte, Inc. (a)	224	2,336
Forest Laboratories, Inc. (a)	2,000	94,060
Hi-Tech Pharmacal Co., Inc.	96	4,137
Hospira, Inc. (a)	1,376	55,756
Impax Laboratories, Inc. (a)	544	11,021
Jazz Pharmaceuticals PLC (a)	416	37,748
Johnson & Johnson	23,376	2,164,851
Mallinckrodt PLC (a)	496	20,837
Merck & Co., Inc.	25,136	1,133,382
Mylan, Inc. (a)	3,168	119,972
Nektar Therapeutics (a)	912	8,673
Pacira Pharmaceuticals, Inc. (a)	240	12,122
Perrigo Co.	752	103,693
Pfizer, Inc.	54,656	1,676,846
Questcor Pharmaceuticals, Inc.	496	30,440
Repros Therapeutics, Inc. (a)	192	3,464
Sagent Pharmaceuticals, Inc. (a)	112	2,429
Salix Pharmaceuticals Ltd. (a)	512	36,736
Santarus, Inc. (a)	512	11,945
Sciclone Pharmaceuticals, Inc. (a)	384	1,816
Sucampo Pharmaceuticals, Inc. Class A (a)	112	694
The Medicines Co. (a)	512	17,367
ViroPharma, Inc. (a)	544	21,118

Quarterly Report	4

Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – CONTINUED
Pharmaceuticals – continued
Vivus, Inc. (a)	800	$7,512
XenoPort, Inc. (a)	400	2,092
Zoetis, Inc.	4,160	131,706

		8,008,617

TOTAL COMMON STOCKS (Cost $19,954,100)		20,083,861

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $24,450)	24,450	$24,450

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $19,978,550)		20,108,311

NET OTHER ASSETS (LIABILITIES) – 0.0%		(118)

NET ASSETS – 100%		$20,108,193

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$20,083,861	$20,083,861	$—	$—
Money Market Funds	24,450	24,450	—	—

Total Investments in Securities:	$20,108,311	$20,108,311	$—	$—

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $19,978,550. Net unrealized appreciation aggregated $129,761, of which $362,612 related to appreciated investment securities and $232,851 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® MSCI Industrials Index ETF

October 31, 2013

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
AEROSPACE & DEFENSE – 22.4%
Aerospace & Defense – 22.4%
AAR Corp.	368	$10,775
Aerovironment, Inc. (a)	176	4,771
Alliant Techsystems, Inc.	304	33,097
American Science & Engineering, Inc.	80	5,262
Astronics Corp. (a)	112	5,495
B/E Aerospace, Inc. (a)	976	79,212
Cubic Corp.	192	10,080
Curtiss-Wright Corp.	400	19,912
DigitalGlobe, Inc. (a)	560	17,819
Engility Holdings, Inc. (a)	160	4,955
Esterline Technologies Corp. (a)	288	23,086
Exelis, Inc.	1,760	29,023
GenCorp, Inc. (a)	464	7,795
General Dynamics Corp.	2,816	243,950
HEICO Corp.	180	9,644
Hexcel Corp. (a)	944	39,941
Honeywell International, Inc.	7,008	607,804
Huntington Ingalls Industries, Inc.	464	33,199
Kratos Defense & Security Solutions, Inc. (a)	432	3,663
L-3 Communications Holdings, Inc.	848	85,182
Lockheed Martin Corp.	2,560	341,351
Moog, Inc. Class A (a)	368	21,981
National Presto Industries, Inc.	48	3,386
Northrop Grumman Corp.	2,096	225,341
Orbital Sciences Corp. (a)	560	12,919
Precision Castparts Corp.	1,376	348,747
Raytheon Co.	3,040	250,405
Rockwell Collins, Inc.	1,216	84,913
Spirit Aerosystems Holdings, Inc. Class A (a)	1,120	29,893
Taser International, Inc. (a)	480	8,530
Teledyne Technologies, Inc. (a)	336	29,844
Textron, Inc.	2,608	75,084
The Boeing Co.	6,752	881,136
The KEYW Holding Corp. (a)	256	2,944
TransDigm Group, Inc.	464	67,470
Triumph Group, Inc.	480	34,392
United Technologies Corp.	8,176	868,700

		4,561,701

AIR FREIGHT & LOGISTICS – 6.2%
Air Freight & Logistics – 6.2%
Air Transport Services Group, Inc. (a)	160	1,158
Atlas Air Worldwide Holdings, Inc. (a)	64	2,370
CH Robinson Worldwide, Inc.	1,504	89,849
Echo Global Logistics, Inc. (a)	128	2,357
Expeditors International of Washington, Inc.	1,936	87,682
FedEx Corp.	2,816	368,896
Forward Air Corp.	288	11,658
Hub Group, Inc. Class A (a)	352	12,929

	Shares	Value
Park-Ohio Holdings Corp. (a)	80	$3,313
United Parcel Service, Inc. Class B	6,784	666,460
UTi Worldwide, Inc.	976	14,835

		1,261,507

AIRLINES – 0.7%
Airlines – 0.7%
Alaska Air Group, Inc.	160	11,306
Allegiant Travel Co.	48	5,005
Delta Air Lines, Inc.	2,000	52,760
Hawaiian Holdings, Inc. (a)	128	1,056
Republic Airways Holdings, Inc. (a)	112	1,319
SkyWest, Inc.	128	1,925
Southwest Airlines Co.	1,696	29,205
United Continental Holdings, Inc. (a)	784	26,617
US Airways Group, Inc. (a)	384	8,436

		137,629

BUILDING PRODUCTS – 1.7%
Building Products – 1.7%
AAON, Inc.	272	7,347
American Woodmark Corp. (a)	96	3,256
AO Smith Corp.	736	38,014
Apogee Enterprises, Inc.	272	8,508
Armstrong World Industries, Inc. (a)	336	17,952
Builders FirstSource, Inc. (a)	464	3,438
Fortune Brands Home & Security, Inc.	1,552	66,860
Gibraltar Industries, Inc. (a)	272	4,355
Griffon Corp.	480	6,014
Insteel Industries, Inc.	160	2,654
Lennox International, Inc.	448	34,971
Masco Corp.	3,344	70,659
NCI Building Systems, Inc. (a)	192	2,771
Owens Corning (a)	1,056	37,942
Quanex Building Products Corp.	352	6,259
Simpson Manufacturing Co., Inc.	384	13,613
Trex Co., Inc. (a)	144	10,112
Universal Forest Products, Inc.	192	10,161

		344,886

COMMERCIAL SERVICES & SUPPLIES – 6.1%
Commercial Printing – 0.4%
Consolidated Graphics, Inc. (a)	80	5,127
Deluxe Corp.	480	22,603
Ennis, Inc.	256	4,544
InnerWorkings, Inc. (a)	320	3,063
Multi-Color Corp.	128	4,458
Quad/Graphics, Inc.	208	7,263
RR Donnelley & Sons Co.	1,696	31,495

		78,553

Quarterly Report	2

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – CONTINUED
Diversified Support Services – 1.1%
Cintas Corp.	976	$52,480
Copart, Inc. (a)	1,056	34,035
EnerNOC, Inc. (a)	224	3,725
G&K Services, Inc. Class A	192	11,981
Healthcare Services Group, Inc.	608	16,653
Iron Mountain, Inc.	1,344	35,670
KAR Auction Services, Inc.	1,040	30,909
McGrath RentCorp	224	7,990
Mobile Mini, Inc. (a)	368	13,292
Performant Financial Corp. (a)	272	2,712
UniFirst Corp.	144	14,806
Viad Corp.	176	4,699

		228,952

Environmental & Facilities Services – 2.6%
ABM Industries, Inc.	432	11,884
Clean Harbors, Inc. (a)	544	33,592
Covanta Holding Corp.	1,104	18,956
Republic Services, Inc.	2,720	91,038
Rollins, Inc.	624	17,247
Standard Parking Corp. (a)	144	3,812
Stericycle, Inc. (a)	816	94,819
Swisher Hygiene, Inc. (a)	1,152	696
Team, Inc. (a)	192	7,160
Tetra Tech, Inc. (a)	608	15,887
US Ecology, Inc.	160	5,688
Waste Connections, Inc.	1,104	47,185
Waste Management, Inc.	4,160	181,126

		529,090

Office Services & Supplies – 0.7%
ACCO Brands Corp. (a)	1,072	6,271
Herman Miller, Inc.	544	16,505
HNI Corp.	432	16,783
Interface, Inc.	624	12,636
Kimball International, Inc. Class B	272	3,182
Knoll, Inc.	448	7,356
Mine Safety Appliances Co.	304	14,641
Pitney Bowes, Inc.	1,888	40,290
Steelcase, Inc. Class A	832	13,637
United Stationers, Inc.	368	16,354

		147,655

Security & Alarm Services – 1.3%
The ADT Corp.	1,952	84,658
The Brink’s Co.	448	14,067
Tyco International Ltd.	4,352	159,066

		257,791

TOTAL COMMERCIAL SERVICES & SUPPLIES		1,242,041

	Shares	Value
CONSTRUCTION & ENGINEERING – 2.5%
Construction & Engineering – 2.5%
AECOM Technology Corp. (a)	864	$27,458
Aegion Corp. (a)	368	7,544
Ameresco, Inc. Class A (a)	176	1,841
Comfort Systems USA, Inc.	352	6,558
Dycom Industries, Inc. (a)	304	9,014
EMCOR Group, Inc.	624	23,126
Fluor Corp.	1,520	112,814
Foster Wheeler AG (a)	944	25,479
Furmanite Corp. (a)	352	3,960
Granite Construction, Inc.	352	11,387
Great Lakes Dredge & Dock Corp.	528	4,287
Jacobs Engineering Group, Inc. (a)	1,232	74,930
KBR, Inc.	1,392	48,080
Layne Christensen Co. (a)	176	3,404
MasTec, Inc. (a)	544	17,392
MYR Group, Inc. (a)	192	5,078
Northwest Pipe Co. (a)	96	3,459
Orion Marine Group, Inc. (a)	256	3,200
Pike Electric Corp.	224	2,421
Primoris Services Corp.	320	8,333
Quanta Services, Inc. (a)	1,968	59,453
Tutor Perini Corp. (a)	352	8,078
URS Corp.	720	39,038

		506,334

ELECTRICAL EQUIPMENT – 7.5%
Electrical Components & Equipment – 7.3%
Acuity Brands, Inc.	400	40,204
AMETEK, Inc.	2,288	109,435
Brady Corp. Class A	448	13,077
Eaton Corp. PLC	4,432	312,722
Emerson Electric Co.	6,736	451,110
Encore Wire Corp.	192	9,510
EnerSys, Inc.	496	32,910
Franklin Electric Co., Inc.	384	14,534
Generac Holdings, Inc.	640	31,584
General Cable Corp.	464	15,279
GrafTech International Ltd. (a)	1,136	10,110
Hubbell, Inc. Class B	496	53,340
II-VI, Inc. (a)	496	8,462
Polypore International, Inc. (a)	432	19,526
Powell Industries, Inc. (a)	96	6,032
Preformed Line Products Co.	16	1,344
Regal-Beloit Corp.	400	29,332
Rockwell Automation, Inc.	1,312	144,858
Roper Industries, Inc.	928	117,680
Sensata Technologies Holding N.V. (a)	1,232	46,360
SolarCity Corp. (a)	256	13,640
Thermon Group Holdings, Inc. (a)	256	6,018
Vicor Corp. (a)	176	1,551

		1,488,618

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – CONTINUED
Heavy Electrical Equipment – 0.2%
AZZ, Inc.	240	$10,776
Capstone Turbine Corp. (a)	2,896	3,678
The Babcock & Wilcox Co.	1,056	34,014

		48,468

TOTAL ELECTRICAL EQUIPMENT		1,537,086

INDUSTRIAL CONGLOMERATES – 18.4%
Industrial Conglomerates – 18.4%
3M Co.	6,144	773,222
Carlisle Cos., Inc.	592	43,027
Danaher Corp.	5,520	397,937
General Electric Co.	96,832	2,531,188
Raven Industries, Inc.	336	11,209

		3,756,583

MACHINERY – 19.1%
Construction & Farm Machinery & Heavy Trucks – 8.1%
AGCO Corp.	912	53,243
Alamo Group, Inc.	64	3,020
American Railcar Industries, Inc.	96	3,932
Astec Industries, Inc.	176	5,951
Caterpillar, Inc.	6,160	513,498
Commercial Vehicle Group, Inc. (a)	240	1,889
Cummins, Inc.	1,696	215,426
Deere & Co.	3,456	282,839
Douglas Dynamics, Inc.	208	3,155
Federal Signal Corp. (a)	592	8,104
FreightCar America, Inc.	112	2,491
Greenbrier Cos., Inc. (a)	240	6,370
Joy Global, Inc.	992	56,296
Lindsay Corp.	128	9,729
Meritor, Inc. (a)	912	6,265
Navistar International Corp. (a)	528	19,092
Oshkosh Corp. (a)	736	35,026
PACCAR, Inc.	3,312	184,147
Terex Corp. (a)	1,040	36,348
The Manitowoc Co., Inc.	1,184	23,041
The Toro Co.	544	32,063
Titan International, Inc.	448	6,496
Trinity Industries, Inc.	736	37,264
Twin Disc, Inc.	80	2,070
Wabash National Corp. (a)	640	7,462
WABCO Holdings, Inc. (a)	592	50,723
Wabtec Corp.	896	58,410

		1,664,350

Industrial Machinery – 11.0%
Actuant Corp. Class A	656	24,639
Albany International Corp.	256	9,423
Altra Holdings, Inc.	256	7,775
Ampco-Pittsburgh Corp.	80	1,473

	Shares	Value
Barnes Group, Inc.	432	$15,353
Blount International, Inc. (a)	464	5,651
Briggs & Stratton Corp.	448	8,216
Chart Industries, Inc. (a)	288	30,951
CIRCOR International, Inc.	144	10,623
CLARCOR, Inc.	464	27,135
Colfax Corp. (a)	672	37,605
Columbus McKinnon Corp. (a)	176	4,578
Crane Co.	432	27,432
Donaldson Co., Inc.	1,312	51,968
Dover Corp.	1,616	148,333
Dynamic Materials Corp.	128	2,829
EnPro Industries, Inc. (a)	192	11,457
ESCO Technologies, Inc.	256	9,236
Flowserve Corp.	1,344	93,368
Graco, Inc.	576	44,502
Harsco Corp.	752	20,966
Hyster-Yale Materials Handling, Inc.	96	7,530
IDEX Corp.	768	53,107
Illinois Tool Works, Inc.	4,016	316,421
Ingersoll-Rand PLC	2,800	189,084
ITT Corp.	848	33,691
John Bean Technologies Corp.	272	7,393
Kadant, Inc.	112	4,010
Kennametal, Inc.	704	32,384
LB Foster Co. Class A	96	4,488
Lincoln Electric Holdings, Inc.	736	50,961
Mueller Industries, Inc.	272	16,399
Mueller Water Products, Inc. Class A	1,488	12,752
Nordson Corp.	544	39,217
Pall Corp.	1,040	83,741
Parker Hannifin Corp.	1,392	162,474
Pentair Ltd.	1,920	128,813
Proto Labs, Inc. (a)	144	12,076
RBC Bearings, Inc. (a)	224	15,409
Rexnord Corp. (a)	368	8,655
Snap-on, Inc.	544	56,614
SPX Corp.	400	36,284
Standex International Corp.	128	7,873
Stanley Black & Decker, Inc.	1,440	113,890
Sun Hydraulics Corp.	192	7,618
Tennant Co.	160	9,710
The ExOne Co. (a)	96	4,928
The Gorman-Rupp Co.	144	5,867
The Middleby Corp. (a)	176	40,066
Timken Co.	768	40,558
Trimas Corp. (a)	416	15,750
Valmont Industries, Inc.	224	31,472
Watts Water Technologies, Inc. Class A	256	14,792
Woodward, Inc.	576	23,092
Xylem, Inc.	1,744	60,168

		2,240,800

TOTAL MACHINERY		3,905,150

Quarterly Report	4

Common Stocks – continued
	Shares	Value
MARINE – 0.2%
Marine – 0.2%
Kirby Corp. (a)	480	$42,475
Matson, Inc.	96	2,601

		45,076

PROFESSIONAL SERVICES – 3.6%
Human Resource & Employment Services – 1.2%
Barrett Business Services, Inc.	64	5,329
CDI Corp.	144	2,311
Heidrick & Struggles International, Inc.	160	2,963
Insperity, Inc.	208	8,043
Kelly Services, Inc. Class A	272	5,674
Kforce, Inc.	256	5,041
Korn/Ferry International (a)	464	11,043
Manpowergroup, Inc.	720	56,232
On Assignment, Inc. (a)	432	14,597
Robert Half International, Inc.	1,312	50,551
Towers Watson & Co. Class A	608	69,805
TrueBlue, Inc. (a)	368	9,090
WageWorks, Inc. (a)	288	14,749

		255,428

Research & Consulting Services – 2.4%
Acacia Research Corp.	464	7,002
CBIZ, Inc. (a)	416	3,394
CRA International, Inc. (a)	96	1,829
Equifax, Inc.	1,136	73,465
Exponent, Inc.	128	9,678
FTI Consulting, Inc. (a)	384	15,583
Huron Consulting Group, Inc. (a)	224	13,120
ICF International, Inc. (a)	192	6,647
IHS, Inc. Class A (a)	560	61,068
Mistras Group, Inc. (a)	160	2,938
Navigant Consulting, Inc. (a)	480	8,328
Nielsen Holdings N.V.	2,112	83,297
Resources Connection, Inc.	384	4,900
RPX Corp. (a)	272	4,858
The Advisory Board Co. (a)	336	23,049
The Corporate Executive Board Co.	320	23,328
The Dun & Bradstreet Corp.	368	40,035
Verisk Analytics, Inc. Class A (a)	1,424	97,572

		480,091

TOTAL PROFESSIONAL SERVICES		735,519

ROAD & RAIL – 8.4%
Railroads – 6.5%
CSX Corp.	9,568	249,342
Genesee & Wyoming, Inc. Class A (a)	432	43,131
Kansas City Southern	1,040	126,381
Norfolk Southern Corp.	2,944	253,243
Union Pacific Corp.	4,368	661,315

		1,333,412

	Shares	Value
Trucking – 1.9%
AMERCO	80	$16,154
Arkansas Best Corp.	224	6,131
Avis Budget Group, Inc. (a)	1,008	31,581
Celadon Group, Inc.	208	3,856
Con-way, Inc.	528	21,754
Heartland Express, Inc.	448	6,433
Hertz Global Holdings, Inc. (a)	3,744	85,962
JB Hunt Transport Services, Inc.	880	66,027
Knight Transportation, Inc.	560	9,503
Landstar System, Inc.	432	23,885
Marten Transport Ltd.	240	4,234
Old Dominion Freight Line, Inc. (a)	608	28,515
Quality Distribution, Inc. (a)	240	2,467
Roadrunner Transportation Systems, Inc. (a)	240	6,360
Ryder System, Inc.	480	31,598
Saia, Inc. (a)	224	7,287
Swift Transportation Co. (a)	784	17,083
Universal Truckload Services, Inc.	64	1,706
Werner Enterprises, Inc.	416	9,635

		380,171

TOTAL ROAD & RAIL		1,713,583

TRADING COMPANIES & DISTRIBUTORS – 2.9%
Trading Companies & Distributors – 2.9%
Aceto Corp.	240	3,828
Air Lease Corp.	800	23,520
Aircastle Ltd.	640	12,077
Applied Industrial Technologies, Inc.	352	16,653
Beacon Roofing Supply, Inc. (a)	464	16,105
CAI International, Inc. (a)	160	3,502
DXP Enterprises, Inc. (a)	96	8,822
Edgen Group, Inc. (a)	176	2,107
Fastenal Co.	2,640	131,472
GATX Corp.	416	21,445
H&E Equipment Services, Inc. (a)	288	7,209
Houston Wire & Cable Co.	160	2,219
Kaman Corp.	224	8,328
MSC Industrial Direct Co., Inc. Class A	448	34,214
Rush Enterprises, Inc. Class A (a)	272	7,785
TAL International Group, Inc.	320	15,459
Titan Machinery, Inc. (a)	176	3,105
United Rentals, Inc. (a)	880	56,839
Watsco, Inc.	240	22,870
WESCO International, Inc. (a)	416	35,551
WW Grainger, Inc.	560	150,623

		583,733

TRANSPORTATION INFRASTRUCTURE – 0.2%
Airport Services – 0.2%
Macquarie Infrastructure Co. LLC	464	25,478

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE – CONTINUED
Airport Services – continued
Wesco Aircraft Holdings, Inc. (a)	576	$10,553

		36,031

TOTAL COMMON STOCKS (Cost $20,142,658)		20,366,859

Money Market Funds – 0.1%
	Shares	Value

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $20,000)	20,000	$20,000

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $20,162,658)		20,386,859

NET OTHER ASSETS (LIABILITIES) – 0.0%		5,586

NET ASSETS – 100%		$20,392,445

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$20,366,859	$20,366,859	$—	$—
Money Market Funds	20,000	20,000	—	—

Total Investments in Securities:	$20,386,859	$20,386,859	$—	$—

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $20,162,658. Net unrealized appreciation aggregated $224,201, of which $422,686 related to appreciated investment securities and $198,485 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

7	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Information Technology Index ETF

October 31, 2013

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 9.2%
Communications Equipment – 9.2%
ADTRAN, Inc.	320	$7,514
Anaren, Inc. (a)	64	1,599
ARRIS Group, Inc. (a)	800	14,288
Aruba Networks, Inc. (a)	624	11,706
Black Box Corp.	96	2,404
Brocade Communications Systems, Inc. (a)	2,432	19,505
CalAmp Corp. (a)	176	4,141
Calix, Inc. (a)	208	2,115
Ciena Corp. (a)	592	13,776
Cisco Systems, Inc.	30,964	696,690
Comtech Telecommunications Corp.	96	2,882
Digi International, Inc. (a)	160	1,613
EchoStar Corp. Class A (a)	240	11,510
Emulex Corp. (a)	528	3,976
Extreme Networks, Inc. (a)	464	2,487
F5 Networks, Inc. (a)	457	37,250
Finisar Corp. (a)	544	12,517
Globecomm Systems, Inc. (a)	128	1,796
Harmonic, Inc. (a)	592	4,328
Harris Corp.	640	39,654
Infinera Corp. (a)	672	6,861
InterDigital, Inc.	240	9,300
Ixia (a)	288	4,084
JDS Uniphase Corp. (a)	1,360	17,802
Juniper Networks, Inc. (a)	2,939	54,783
Motorola Solutions, Inc.	1,417	88,591
NETGEAR, Inc. (a)	224	6,442
Oplink Communications, Inc. (a)	112	2,044
Palo Alto Networks, Inc. (a)	128	5,396
Parkervision, Inc. (a)	496	1,359
Plantronics, Inc.	256	10,993
Polycom, Inc. (a)	992	10,317
Procera Networks, Inc. (a)	128	1,811
QUALCOMM, Inc.	10,011	695,464
Riverbed Technology, Inc. (a)	896	13,279
ShoreTel, Inc. (a)	320	2,544
Sonus Networks, Inc. (a)	1,232	3,696
Symmetricom, Inc. (a)	240	1,721
Tellabs, Inc.	1,968	4,802
ViaSat, Inc. (a)	248	16,398

		1,849,438

COMPUTERS & PERIPHERALS – 19.4%
Computer Hardware – 16.0%
3D Systems Corp. (a)	553	34,419
Apple, Inc.	5,438	2,840,539
Avid Technology, Inc. (a)	192	1,430
Cray, Inc. (a)	224	5,009
Diebold, Inc.	352	10,546
Hewlett-Packard Co.	11,264	274,504
NCR Corp. (a)	958	35,015

	Shares	Value
Silicon Graphics International Corp. (a)	176	$2,247
Super Micro Computer, Inc. (a)	192	2,673

		3,206,382

Computer Storage & Peripherals – 3.4%
Electronics For Imaging, Inc. (a)	272	9,332
EMC Corp.	12,172	292,980
Fusion-io, Inc. (a)	432	4,644
Lexmark International, Inc. Class A	368	13,083
NetApp, Inc.	2,093	81,229
QLogic Corp. (a)	512	6,323
Quantum Corp. (a)	1,424	1,766
SanDisk Corp.	1,408	97,856
Seagate Technology PLC	1,870	91,032
Western Digital Corp.	1,232	85,784

		684,029

TOTAL COMPUTERS & PERIPHERALS		3,890,411

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.3%
Electronic Components – 1.4%
Aeroflex Holding Corp. (a)	112	868
Amphenol Corp. Class A	928	74,509
AVX Corp.	288	3,816
Belden, Inc.	256	17,219
Corning, Inc.	8,547	146,068
Dolby Laboratories, Inc. Class A	272	9,721
DTS, Inc. (a)	112	2,240
InvenSense, Inc. (a)	224	3,783
Littelfuse, Inc.	128	10,884
Rogers Corp. (a)	96	5,852
Universal Display Corp. (a)	224	7,146
Vishay Intertechnology, Inc. (a)	768	9,423

		291,529

Electronic Equipment & Instruments – 0.7%
Badger Meter, Inc.	80	4,161
Checkpoint Systems, Inc. (a)	240	4,085
Cognex Corp.	480	15,000
Coherent, Inc.	144	9,531
Daktronics, Inc.	208	2,488
Electro Scientific Industries, Inc.	176	2,108
FARO Technologies, Inc. (a)	96	4,560
FEI Co.	224	19,954
FLIR Systems, Inc.	816	23,240
GSI Group, Inc. (a)	176	1,756
Itron, Inc. (a)	224	9,558
MTS Systems Corp.	96	6,271
National Instruments Corp.	576	16,733
Newport Corp. (a)	224	3,555
OSI Systems, Inc. (a)	112	8,158
RealD, Inc. (a)	272	1,882
Rofin-Sinar Technologies, Inc. (a)	160	4,200
Vishay Precision Group, Inc. (a)	80	1,312

		138,552

Quarterly Report	2

Common Stocks – continued
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – CONTINUED
Electronic Manufacturing Services – 1.5%
Benchmark Electronics, Inc. (a)	320	$7,274
CTS Corp.	176	3,277
Fabrinet (a)	160	2,678
Flextronics International Ltd. (a)	3,616	28,530
IPG Photonics Corp.	192	12,724
Jabil Circuit, Inc.	1,056	22,028
Kemet Corp. (a)	272	1,542
Measurement Specialties, Inc. (a)	89	4,960
Mercury Systems, Inc. (a)	192	1,770
Methode Electronics, Inc.	208	5,321
Molex, Inc.	384	14,823
Multi-Fineline Electronix, Inc. (a)	64	858
Park Electrochemical Corp.	112	3,142
Plexus Corp. (a)	192	7,350
Sanmina Corp. (a)	480	6,989
TE Connectivity Ltd.	2,410	124,091
Trimble Navigation Ltd. (a)	1,490	42,569
TTM Technologies, Inc. (a)	320	2,800
Zygo Corp. (a)	80	1,235

		293,961

Technology Distributors – 0.7%
Agilysys, Inc. (a)	80	940
Anixter International, Inc. (a)	160	13,678
Arrow Electronics, Inc. (a)	608	29,196
Avnet, Inc.	797	31,641
Electro Rent Corp.	112	2,032
Ingram Micro, Inc. Class A (a)	880	20,390
Insight Enterprises, Inc. (a)	256	5,394
PC Connection, Inc.	48	959
ScanSource, Inc. (a)	160	6,154
SYNNEX Corp. (a)	160	9,808
Tech Data Corp. (a)	224	11,661

		131,853

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		855,895

INTERNET SOFTWARE & SERVICES – 16.4%
Internet Software & Services – 16.4%
Akamai Technologies, Inc. (a)	1,035	46,306
Angie’s List, Inc. (a)	192	2,705
AOL, Inc.	448	16,236
Bankrate, Inc. (a)	240	4,042
Bazaarvoice, Inc. (a)	208	1,951
Blucora, Inc. (a)	224	5,293
comScore, Inc. (a)	192	5,130
Constant Contact, Inc. (a)	176	4,560
Cornerstone OnDemand, Inc. (a)	208	9,853
CoStar Group, Inc. (a)	165	29,203
Dealertrack Technologies, Inc. (a)	256	9,549
Demand Media, Inc. (a)	192	918

	Shares	Value
Demandware, Inc. (a)	74	$3,659
Dice Holdings, Inc. (a)	240	1,771
Digital River, Inc. (a)	192	3,425
E2open, Inc. (a)	48	1,080
EarthLink, Inc.	608	3,077
eBay, Inc. (a)	6,767	356,689
Envestnet, Inc. (a)	160	5,808
Equinix, Inc. (a)	288	46,506
Facebook, Inc. Class A (a)	9,630	484,004
Google, Inc. Class A (a)	1,571	1,619,041
IAC/InterActiveCorp	480	25,627
Internap Network Services Corp. (a)	288	2,094
IntraLinks Holdings, Inc. (a)	208	2,161
j2 Global, Inc.	224	12,316
Limelight Networks, Inc. (a)	352	676
LinkedIn Corp. (a)	576	128,834
Liquidity Services, Inc. (a)	144	3,760
LivePerson, Inc. (a)	288	2,690
LogMeIn, Inc. (a)	128	4,134
MercadoLibre, Inc.	192	25,850
Millennial Media, Inc. (a)	160	1,125
Monster Worldwide, Inc. (a)	688	2,972
Move, Inc. (a)	192	3,258
NIC, Inc.	352	8,666
OpenTable, Inc. (a)	128	8,893
Pandora Media, Inc. (a)	816	20,506
Perficient, Inc. (a)	192	3,473
QuinStreet, Inc. (a)	160	1,422
Rackspace Hosting, Inc. (a)	682	34,939
RealNetworks, Inc. (a)	144	1,104
Responsys, Inc. (a)	224	3,660
SciQuest, Inc. (a)	128	2,796
Shutterstock, Inc. (a)	72	5,098
SPS Commerce, Inc. (a)	87	5,929
Stamps.com, Inc. (a)	80	3,635
The Active Network, Inc. (a)	256	3,697
Travelzoo, Inc. (a)	48	1,033
Trulia, Inc. (a)	176	7,035
United Online, Inc.	480	4,147
ValueClick, Inc. (a)	416	7,991
VeriSign, Inc. (a)	874	47,441
VistaPrint N.V. (a)	176	9,513
Vocus, Inc. (a)	128	1,107
Web.com Group, Inc. (a)	224	6,037
WebMD Health Corp. (a)	208	7,326
XO Group, Inc. (a)	144	1,999
Xoom Corp. (a)	112	3,332
Yahoo!, Inc. (a)	5,646	185,923
Yelp, Inc. (a)	332	22,493
Zillow, Inc. Class A (a)	167	13,298

		3,298,796

3	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
IT SERVICES – 18.3%
Data Processing & Outsourced Services – 9.9%
Alliance Data Systems Corp. (a)	288	$68,273
Automatic Data Processing, Inc.	2,811	210,741
Broadridge Financial Solutions, Inc.	704	24,753
Cardtronics, Inc. (a)	256	10,048
Cass Information Systems, Inc.	64	3,669
Computer Sciences Corp.	874	43,053
Convergys Corp.	608	12,002
CoreLogic, Inc. (a)	496	16,502
CSG Systems International, Inc.	192	5,349
DST Systems, Inc.	176	14,919
Euronet Worldwide, Inc. (a)	256	11,110
ExlService Holdings, Inc. (a)	176	5,088
Fidelity National Information Services, Inc.	1,696	82,680
Fiserv, Inc. (a)	773	80,956
FleetCor Technologies, Inc. (a)	384	44,294
Global Cash Access Holdings, Inc. (a)	384	3,187
Global Payments, Inc.	448	26,647
Heartland Payment Systems, Inc.	208	8,414
Higher One Holdings, Inc. (a)	160	1,272
Jack Henry & Associates, Inc.	480	26,213
Lender Processing Services, Inc.	496	17,122
Mastercard, Inc. Class A	609	436,714
MAXIMUS, Inc.	400	19,380
MoneyGram International, Inc. (a)	144	3,040
Paychex, Inc.	1,900	80,294
Sykes Enterprises, Inc. (a)	240	4,493
Syntel, Inc.	96	8,241
TeleTech Holdings, Inc. (a)	144	3,812
The Western Union Co.	3,216	54,736
Total System Services, Inc.	976	29,114
VeriFone Systems, Inc. (a)	624	14,140
Visa, Inc. Class A	3,001	590,207
WEX, Inc. (a)	214	19,977

		1,980,440

IT Consulting & Other Services – 8.4%
Accenture PLC Class A	3,767	276,875
Acxiom Corp. (a)	432	14,355
Booz Allen Hamilton Holding Corp.	240	4,752
CACI International, Inc. Class A (a)	128	9,213
CIBER, Inc. (a)	416	1,352
Cognizant Technology Solutions Corp. Class A (a)	1,750	152,128
Computer Task Group, Inc.	96	1,645
EPAM Systems, Inc. (a)	80	2,998
Forrester Research, Inc.	64	2,484
Gartner, Inc. (a)	544	32,069
iGATE Corp. (a)	192	6,113
International Business Machines Corp.	6,102	1,093,539
Leidos Holdings, Inc.	427	20,107
Lionbridge Technologies, Inc. (a)	352	1,535

	Shares	Value
ManTech International Corp. Class A	144	$4,023
Sapient Corp. (a)	640	10,118
Science Applications International Corp.	240	8,460
ServiceSource International, Inc. (a)	288	3,116
Teradata Corp. (a)	944	41,602
Unisys Corp. (a)	256	6,746
Virtusa Corp. (a)	112	3,481

		1,696,711

TOTAL IT SERVICES		3,677,151

OFFICE ELECTRONICS – 0.4%
Office Electronics – 0.4%
Xerox Corp.	6,772	67,313
Zebra Technologies Corp. Class A (a)	299	14,445

		81,758

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 12.1%
Semiconductor Equipment – 1.7%
Advanced Energy Industries, Inc. (a)	224	4,677
Amkor Technology, Inc. (a)	416	2,209
Applied Materials, Inc.	6,962	124,272
ATMI, Inc. (a)	192	5,249
Brooks Automation, Inc.	384	3,702
Cabot Microelectronics Corp. (a)	141	5,765
Cohu, Inc.	144	1,377
Entegris, Inc. (a)	800	8,280
FormFactor, Inc. (a)	320	1,670
GT Advanced Technologies, Inc. (a)	688	5,160
KLA-Tencor Corp.	960	62,976
Kulicke & Soffa Industries, Inc. (a)	432	5,573
Lam Research Corp. (a)	944	51,193
LTX-Credence Corp. (a)	288	1,765
MKS Instruments, Inc.	304	9,011
Nanometrics, Inc. (a)	128	2,378
PDF Solutions, Inc. (a)	144	3,308
Photronics, Inc. (a)	352	2,957
Rudolph Technologies, Inc. (a)	176	1,866
SunEdison, Inc. (a)	1,440	13,392
Teradyne, Inc. (a)	1,104	19,309
Tessera Technologies, Inc.	304	5,782
Ultratech, Inc. (a)	160	3,806
Veeco Instruments, Inc. (a)	224	6,543

		352,220

Semiconductors – 10.4%
Advanced Micro Devices, Inc. (a)	3,504	11,703
Altera Corp.	1,855	62,328
Ambarella, Inc. (a)	80	1,644
Analog Devices, Inc.	1,787	88,099
Applied Micro Circuits Corp. (a)	400	4,664
Atmel Corp. (a)	2,480	18,054
Avago Technologies Ltd.	1,424	64,692

Quarterly Report	4

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – CONTINUED
Semiconductors – continued
Broadcom Corp. Class A	3,027	$80,881
Cavium, Inc. (a)	304	12,254
Ceva, Inc. (a)	128	1,834
Cirrus Logic, Inc. (a)	368	8,254
Cree, Inc. (a)	688	41,796
Cypress Semiconductor Corp.	816	7,572
Diodes, Inc. (a)	208	5,038
Entropic Communications, Inc. (a)	496	2,123
Exar Corp. (a)	224	2,583
Fairchild Semiconductor International, Inc. (a)	736	9,325
First Solar, Inc. (a)	416	20,912
Freescale Semiconductor Ltd. (a)	368	5,682
Hittite Microwave Corp. (a)	184	11,756
Inphi Corp. (a)	128	1,887
Integrated Device Technology, Inc. (a)	848	9,023
Integrated Silicon Solution, Inc. (a)	160	1,725
Intel Corp.	28,801	703,608
Intermolecular, Inc. (a)	112	650
International Rectifier Corp. (a)	400	10,416
Intersil Corp. Class A	736	8,214
IXYS Corp.	144	1,675
Kopin Corp. (a)	368	1,351
Lattice Semiconductor Corp. (a)	672	3,447
Linear Technology Corp.	1,357	55,827
LSI Corp.	3,168	26,865
M/A-COM Technology Solutions Holdings, Inc. (a)	64	1,105
Magnachip Semiconductor Corp. (a)	160	2,990
Marvell Technology Group Ltd.	2,288	27,456
Maxim Integrated Products, Inc.	1,680	49,896
MaxLinear, Inc. Class A (a)	128	1,108
Mellanox Technologies Ltd. (a)	224	8,127
Micrel, Inc.	288	2,650
Microchip Technology, Inc.	1,149	49,361
Micron Technology, Inc. (a)	5,969	105,532
Microsemi Corp. (a)	544	13,671
Monolithic Power Systems, Inc.	192	6,113
NVE Corp. (a)	32	1,708
NVIDIA Corp.	3,361	51,020
OmniVision Technologies, Inc. (a)	320	4,483
ON Semiconductor Corp. (a)	2,608	18,413
Peregrine Semiconductor Corp. (a)	112	912
PMC – Sierra, Inc. (a)	1,184	6,950
Power Integrations, Inc.	176	10,109
Rambus, Inc. (a)	624	5,454
RF Micro Devices, Inc. (a)	1,632	8,568
Semtech Corp. (a)	384	11,946
Silicon Image, Inc. (a)	448	2,352
Silicon Laboratories, Inc. (a)	240	9,653
Skyworks Solutions, Inc. (a)	1,104	28,461

	Shares	Value
Spansion, Inc. Class A (a)	336	$4,022
SunPower Corp. (a)	240	7,246
Supertex, Inc.	64	1,633
Synaptics, Inc. (a)	192	8,928
Texas Instruments, Inc.	6,426	270,406
TriQuint Semiconductor, Inc. (a)	944	7,486
Xilinx, Inc.	1,532	69,583

		2,083,224

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,435,444

SOFTWARE – 19.8%
Application Software – 5.7%
Accelrys, Inc. (a)	320	2,992
ACI Worldwide, Inc. (a)	233	12,843
Actuate Corp. (a)	272	2,179
Adobe Systems, Inc. (a)	2,763	149,755
Advent Software, Inc.	287	9,629
ANSYS, Inc. (a)	544	47,573
Aspen Technology, Inc. (a)	544	20,797
Autodesk, Inc. (a)	1,296	51,723
Blackbaud, Inc.	272	9,792
Bottomline Technologies de, Inc. (a)	224	7,038
BroadSoft, Inc. (a)	160	5,235
Cadence Design Systems, Inc. (a)	1,632	21,167
Citrix Systems, Inc. (a)	1,084	61,550
Compuware Corp.	1,232	13,158
Concur Technologies, Inc. (a)	277	28,974
Ebix, Inc.	208	2,367
Ellie Mae, Inc. (a)	144	4,162
Epiq Systems, Inc.	176	2,633
FactSet Research Systems, Inc.	240	26,146
Fair Isaac Corp.	208	11,914
Guidance Software, Inc. (a)	96	839
Guidewire Software, Inc. (a)	322	16,332
Informatica Corp. (a)	624	24,086
Interactive Intelligence Group, Inc. (a)	96	5,899
Intuit, Inc.	1,632	116,541
Jive Software, Inc. (a)	144	1,568
Manhattan Associates, Inc. (a)	112	11,929
Mentor Graphics Corp.	560	12,365
MicroStrategy, Inc. Class A (a)	53	6,466
Monotype Imaging Holdings, Inc.	224	6,321
Net 1 UEPS Technologies, Inc. (a)	224	2,661
Netscout Systems, Inc. (a)	208	5,891
Nuance Communications, Inc. (a)	1,472	22,904
Pegasystems, Inc.	96	3,654
PROS Holdings, Inc. (a)	128	4,525
PTC, Inc. (a)	688	19,071
Qlik Technologies, Inc. (a)	496	12,569
RealPage, Inc. (a)	272	6,672
Salesforce.com, Inc. (a)	3,248	173,313

5	Quarterly Report

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SOFTWARE – CONTINUED
Application Software – continued
Seachange International, Inc. (a)	176	$2,497
SolarWinds, Inc. (a)	398	14,404
Solera Holdings, Inc.	400	22,488
Splunk, Inc. (a)	272	17,057
SS&C Technologies Holdings, Inc. (a)	400	15,720
Synchronoss Technologies, Inc. (a)	192	6,647
Synopsys, Inc. (a)	894	32,586
Tangoe, Inc. (a)	176	3,362
Telenav, Inc. (a)	112	812
The Ultimate Software Group, Inc. (a)	160	24,717
TIBCO Software, Inc. (a)	896	22,006
TiVo, Inc. (a)	736	9,781
Tyler Technologies, Inc. (a)	176	17,021
Verint Systems, Inc. (a)	304	11,102
VirnetX Holding Corp. (a)	256	5,565
Vringo, Inc. (a)	448	1,263

		1,152,261

Home Entertainment Software – 0.6%
Activision Blizzard, Inc.	2,576	42,865
Electronic Arts, Inc. (a)	1,744	45,780
Glu Mobile, Inc. (a)	384	1,306
Rosetta Stone, Inc. (a)	96	1,457
Take-Two Interactive Software, Inc. (a)	480	8,597
Zynga, Inc. Class A (a)	3,344	12,005

		112,010

Systems Software – 13.5%
CA, Inc.	1,841	58,470
CommVault Systems, Inc. (a)	256	19,988
Fortinet, Inc. (a)	800	16,088
Imperva, Inc. (a)	96	3,681
Infoblox, Inc. (a)	144	6,401
MICROS Systems, Inc. (a)	458	24,847

	Shares	Value
Microsoft Corp.	45,964	$1,624,827
NetSuite, Inc. (a)	176	17,755
Oracle Corp.	21,834	731,439
Progress Software Corp. (a)	304	7,892
Proofpoint, Inc. (a)	96	3,037
Qualys, Inc. (a)	80	1,664
Red Hat, Inc. (a)	1,100	47,597
Rovi Corp. (a)	592	9,922
Symantec Corp.	4,039	91,847
VASCO Data Security International, Inc. (a)	192	1,442
VMware, Inc. Class A (a)	480	39,014

		2,705,911

TOTAL SOFTWARE		3,970,182

TOTAL COMMON STOCKS (Cost $20,121,707)		20,059,075

Money Market Funds – 0.7%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $133,282)	133,282	133,282

TOTAL INVESTMENT PORTFOLIO – 100.6% (Cost $20,254,989)		20,192,357

NET OTHER ASSETS (LIABILITIES) – (0.6%)		(110,473)

NET ASSETS – 100%		$20,081,884

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$20,059,075	$20,059,075	$—	$—
Money Market Funds	133,282	133,282	—	—

Total Investments in Securities:	$20,192,357	$20,192,357	$—	$—

Quarterly Report	6

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $20,254,989. Net unrealized depreciation aggregated $62,632, of which $247,973 related to appreciated investment securities and $310,605 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® MSCI Materials Index ETF

October 31, 2013

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 66.5%
Commodity Chemicals – 6.0%
Axiall Corp.	1,872	$72,802
Cabot Corp.	1,712	79,796
Calgon Carbon Corp. (a)	1,456	29,047
Hawkins, Inc.	256	9,219
Koppers Holdings, Inc.	560	24,926
Kronos Worldwide, Inc.	624	9,678
LyondellBasell Industries N.V. Class A	11,626	867,300
Tredegar Corp.	608	17,766
Tronox Ltd. Class A	1,680	38,791
Westlake Chemical Corp.	544	58,436

		1,207,761

Diversified Chemicals – 17.9%
Eastman Chemical Co.	4,176	329,027
EI du Pont de Nemours & Co.	24,793	1,517,331
FMC Corp.	3,664	266,593
Huntsman Corp.	5,504	127,803
LSB Industries, Inc. (a)	512	18,801
Olin Corp.	2,160	48,622
The Dow Chemical Co.	32,580	1,285,932

		3,594,109

Fertilizers & Agricultural Chemicals – 11.6%
American Vanguard Corp.	656	17,122
CF Industries Holdings, Inc.	1,600	344,960
Intrepid Potash, Inc.	1,536	22,810
Monsanto Co.	14,379	1,508,069
The Mosaic Co.	8,006	367,075
The Scotts Miracle-Gro Co. Class A	1,168	68,585

		2,328,621

Industrial Gases – 9.0%
Air Products & Chemicals, Inc.	5,611	611,655
Airgas, Inc.	1,776	193,708
Praxair, Inc.	7,966	993,440

		1,798,803

Specialty Chemicals – 22.0%
A Schulman, Inc.	784	25,966
Albemarle Corp.	2,368	156,738
Ashland, Inc.	2,027	187,599
Balchem Corp.	800	45,808
Celanese Corp.	4,306	241,179
Chemtura Corp. (a)	2,640	64,680
Cytec Industries, Inc.	1,072	89,073
Ecolab, Inc.	7,178	760,868
Ferro Corp. (a)	2,208	28,329
Flotek Industries, Inc. (a)	1,296	27,708
HB Fuller Co.	1,360	65,103
Innophos Holdings, Inc.	592	29,671
Innospec, Inc.	640	29,478
International Flavors & Fragrances, Inc.	2,192	181,169
Kraton Performance Polymers, Inc. (a)	880	18,718
Landec Corp. (a)	624	7,307
Minerals Technologies, Inc.	944	53,459

	Shares	Value
NewMarket Corp.	288	$89,672
OM Group, Inc. (a)	864	29,376
OMNOVA Solutions, Inc. (a)	1,264	10,997
PolyOne Corp.	2,544	77,083
PPG Industries, Inc.	3,849	702,750
Quaker Chemical Corp.	352	26,720
Rockwood Holdings, Inc.	1,984	125,488
RPM International, Inc.	3,568	138,153
Sensient Technologies Corp.	1,344	70,063
Sigma-Aldrich Corp.	3,244	280,379
Stepan Co.	512	30,141
The Sherwin-Williams Co.	2,362	444,056
The Valspar Corp.	2,287	160,021
WR Grace & Co. (a)	1,947	178,462
Zep, Inc.	512	10,184
Zoltek Cos., Inc. (a)	784	13,093

		4,399,491

TOTAL CHEMICALS		13,328,785

CONSTRUCTION MATERIALS – 2.2%
Construction Materials – 2.2%
Eagle Materials, Inc.	1,264	94,812
Headwaters, Inc. (a)	1,968	17,181
Martin Marietta Materials, Inc.	1,243	121,926
Texas Industries, Inc. (a)	384	20,621
United States Lime & Minerals, Inc. (a)	48	2,667
Vulcan Materials Co.	3,507	187,800

		445,007

CONTAINERS & PACKAGING – 9.2%
Metal & Glass Containers – 3.8%
AEP Industries, Inc. (a)	96	5,704
Aptargroup, Inc.	1,792	114,975
Ball Corp.	3,808	186,173
Berry Plastics Group, Inc. (a)	2,016	40,481
Crown Holdings, Inc. (a)	3,872	168,819
Greif, Inc. Class A	688	36,801
Myers Industries, Inc.	720	12,831
Owens-Illinois, Inc. (a)	4,208	133,772
Silgan Holdings, Inc.	1,200	54,084

		753,640

Paper Packaging – 5.4%
Avery Dennison Corp.	2,672	125,905
Bemis Co., Inc.	2,768	110,443
Graphic Packaging Holding Co. (a)	5,152	43,277
MeadWestvaco Corp.	4,778	166,513
Packaging Corp. of America	2,640	164,419
Rock Tenn Co. Class A	1,936	207,171
Sealed Air Corp.	5,008	151,142
Sonoco Products Co.	2,720	110,541

		1,079,411

TOTAL CONTAINERS & PACKAGING		1,833,051

Quarterly Report	2

Common Stocks – continued
	Shares	Value
METALS & MINING – 17.4%
Aluminum – 1.6%
Alcoa, Inc.	28,752	$266,531
Century Aluminum Co. (a)	1,424	12,360
Kaiser Aluminum Corp.	512	34,534
Noranda Aluminum Holding Corp.	912	2,481

		315,906

Diversified Metals & Mining – 6.4%
AMCOL International Corp.	688	22,071
Compass Minerals International, Inc.	896	66,725
Freeport-McMoRan Copper & Gold, Inc.	28,031	1,030,420
Globe Specialty Metals, Inc.	1,824	31,993
Horsehead Holding Corp. (a)	1,331	19,313
Materion Corp.	528	15,740
Molycorp, Inc. (a)	4,704	23,849
RTI International Metals, Inc. (a)	800	27,120
US Silica Holdings, Inc.	928	32,313
Walter Energy, Inc.	1,680	26,695

		1,296,239

Gold – 2.3%
Allied Nevada Gold Corp. (a)	2,656	10,837
Gold Resource Corp.	928	4,816
Newmont Mining Corp.	13,376	364,630
Royal Gold, Inc.	1,728	83,013

		463,296

Precious Metals & Minerals – 0.6%
Coeur Mining, Inc. (a)	2,736	33,406
Hecla Mining Co.	9,200	28,704
McEwen Mining, Inc. (a)	5,984	12,806
Paramount Gold and Silver Corp. (a)	3,552	4,298
Stillwater Mining Co. (a)	3,168	34,563

		113,777

Steel – 6.5%
AK Steel Holding Corp. (a)	3,664	16,122
Allegheny Technologies, Inc.	2,896	95,858
AM Castle & Co. (a)	432	6,182
Carpenter Technology Corp.	1,344	79,740
Cliffs Natural Resources, Inc.	4,112	105,596
Commercial Metals Co.	2,992	54,933
Haynes International, Inc.	336	18,110
Nucor Corp.	8,564	443,358
Olympic Steel, Inc.	256	7,007
Reliance Steel & Aluminum Co.	2,064	151,271
Schnitzer Steel Industries, Inc. Class A	704	20,444
Steel Dynamics, Inc.	5,920	106,382

	Shares	Value
SunCoke Energy, Inc. (a)	1,888	$37,760
United States Steel Corp.	3,872	96,374
Universal Stainless & Alloy Products, Inc. (a)	192	6,205
Worthington Industries, Inc.	1,440	58,378

		1,303,720

TOTAL METALS & MINING		3,492,938

PAPER & FOREST PRODUCTS – 4.6%
Forest Products – 0.5%
Boise Cascade Co. (a)	640	16,390
Deltic Timber Corp.	304	19,420
Louisiana-Pacific Corp. (a)	3,744	63,685

		99,495

Paper Products – 4.1%
Clearwater Paper Corp. (a)	544	28,408
Domtar Corp.	928	78,611
International Paper Co.	11,383	507,796
KapStone Paper and Packaging Corp.	1,152	59,858
Neenah Paper, Inc.	432	17,772
PH Glatfelter Co.	1,152	30,182
Resolute Forest Products, Inc. (a)	2,544	40,679
Schweitzer-Mauduit International, Inc.	848	52,474
Wausau Paper Corp.	1,056	12,355

		828,135

TOTAL PAPER & FOREST PRODUCTS		927,630

TOTAL COMMON STOCKS (Cost $19,942,837)		20,027,411

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $20,140)	20,140	20,140

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $19,962,977)		20,047,551

NET OTHER ASSETS (LIABILITIES) – 0.0%		696

NET ASSETS – 100%		$20,048,247

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

3	Quarterly Report

Investments (Unaudited) – continued

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$20,027,411	$20,027,411	$—	$—
Money Market Funds	20,140	20,140	—	—

Total Investments in Securities:	$20,047,551	$20,047,551	$—	$—

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $19,962,977. Net unrealized appreciation aggregated $84,574, of which $333,620 related to appreciated investment securities and $249,046 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

5	Quarterly Report

Quarterly Holdings Report

for

Fidelity® MSCI Telecommunication Services Index ETF

October 31, 2013

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.6%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 75.4%
Alternative Carriers – 15.2%
8x8, Inc. (a)	34,206	$392,001
Cogent Communications Group, Inc.	11,024	387,273
inContact, Inc. (a)	29,876	226,759
Iridium Communications, Inc. (a)	27,176	163,871
Level 3 Communications, Inc. (a)	17,374	530,776
Lumos Networks Corp.	17,965	395,410
Premiere Global Services, Inc. (a)	22,286	200,797
tw telecom, Inc. (a)	14,079	443,770
Vonage Holdings Corp. (a)	97,458	363,518

		3,104,175

Integrated Telecommunication Services – 60.2%
AT&T, Inc.	124,254	4,497,995
Atlantic Tele-Network, Inc.	5,532	306,583
Cbeyond, Inc. (a)	30,633	197,277
CenturyLink, Inc.	25,476	862,617
Cincinnati Bell, Inc. (a)	62,661	179,210
Consolidated Communications Holdings, Inc.	16,666	310,488
Frontier Communications Corp.	88,463	390,122
General Communication, Inc. Class A (a)	26,363	250,712
IDT Corp. Class B	17,356	379,923
Verizon Communications, Inc.	89,526	4,521,958
Windstream Holdings, Inc.	47,294	404,364

		12,301,249

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		15,405,424

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 24.2%
Wireless Telecommunication Services – 24.2%
Boingo Wireless, Inc. (a)	23,844	$161,662
Crown Castle International Corp. (a)	13,423	1,020,416
Leap Wireless International, Inc. (a)	20,870	336,007
NII Holdings, Inc. (a)	37,252	128,147
NTELOS Holdings Corp.	10,898	207,498
SBA Communications Corp. Class A (a)	9,045	791,166
Shenandoah Telecommunications Co.	16,623	460,956
Sprint Corp. (a)	67,667	455,399
T-Mobile US, Inc.	18,757	520,132
Telephone & Data Systems, Inc.	12,942	403,531
United States Cellular Corp.	5,034	243,646
USA Mobility, Inc.	14,638	218,399

		4,946,959

TOTAL COMMON STOCKS (Cost $20,125,112)		20,352,383

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $21,183)	21,183	21,183

TOTAL INVESTMENT PORTFOLIO – 99.7% (Cost $20,146,295)		20,373,566

NET OTHER ASSETS (LIABILITIES) – 0.3%		60,905

NET ASSETS – 100%		$20,434,471

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3

Investments in Securities:
Common Stocks	$20,352,383	$20,352,383	$—	$—
Money Market Funds	21,183	21,183	—	—

Total Investments in Securities:	$20,373,566	$20,373,566	$—	$—

Quarterly Report	2

Investments (Unaudited) – continued

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $20,146,295. Net unrealized appreciation aggregated $227,271, of which $381,872 related to appreciated investment securities and $154,601 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Quarterly Holdings Report

for

Fidelity® MSCI Utilities Index ETF

October 31, 2013

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 51.9%
Electric Utilities – 51.9%
ALLETE, Inc.	1,184	$59,827
American Electric Power Co., Inc.	16,032	750,939
Cleco Corp.	2,000	92,680
Duke Energy Corp.	23,264	1,668,727
Edison International	10,208	500,498
El Paso Electric Co.	1,328	46,706
Empire District Electric Co.	1,408	31,666
Entergy Corp.	5,872	380,036
Exelon Corp.	28,224	805,513
FirstEnergy Corp.	13,792	522,303
Great Plains Energy, Inc.	5,072	118,888
Hawaiian Electric Industries, Inc.	3,248	86,299
IDACORP, Inc.	1,664	85,862
ITC Holdings Corp.	1,728	173,819
MGE Energy, Inc.	768	43,246
N.V. Energy, Inc.	7,760	184,222
NextEra Energy, Inc.	14,000	1,186,500
Northeast Utilities	10,368	444,683
OGE Energy Corp.	6,544	241,474
Otter Tail Corp.	1,072	31,978
Pepco Holdings, Inc.	8,192	157,942
Pinnacle West Capital Corp.	3,632	203,501
PNM Resources, Inc.	2,624	62,766
Portland General Electric Co.	2,496	71,635
PPL Corp.	19,536	598,388
The Southern Co.	28,704	1,174,281
UIL Holdings Corp.	1,840	70,877
Unitil Corp.	432	13,055
UNS Energy Corp.	1,360	67,293
Westar Energy, Inc.	4,192	132,509
Xcel Energy, Inc.	16,400	473,304

		10,481,417

GAS UTILITIES – 8.1%
Gas Utilities – 8.1%
AGL Resources, Inc.	3,904	186,846
Atmos Energy Corp.	2,992	132,456
Chesapeake Utilities Corp.	320	17,411
National Fuel Gas Co.	2,336	167,141
New Jersey Resources Corp.	1,376	63,337
Northwest Natural Gas Co.	896	38,913
ONEOK, Inc.	6,800	384,200
Piedmont Natural Gas Co., Inc.	2,496	85,214
Questar Corp.	5,776	136,660
South Jersey Industries, Inc.	1,056	62,885
Southwest Gas Corp.	1,520	82,475
The Laclede Group, Inc.	976	45,940
UGI Corp.	3,760	155,551
WGL Holdings, Inc.	1,712	77,057

		1,636,086

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 4.4%
Independent Power Producers & Energy Traders – 4.4%
AES Corp.	20,928	$294,876
Calpine Corp. (a)	12,016	242,363
Dynegy, Inc. (a)	1,488	28,912
Genie Energy Ltd. Class B (a)	480	4,958
NRG Energy, Inc.	10,640	303,559
Ormat Technologies, Inc.	528	13,765

		888,433

MULTI-UTILITIES – 32.9%
Multi-Utilities – 32.9%
Alliant Energy Corp.	3,664	191,334
Ameren Corp.	8,000	289,440
Avista Corp.	1,984	55,135
Black Hills Corp.	1,392	70,602
CenterPoint Energy, Inc.	13,424	330,230
CMS Energy Corp.	8,800	241,648
Consolidated Edison, Inc.	9,664	562,638
Dominion Resources, Inc.	19,040	1,213,800
DTE Energy Co.	5,728	396,034
Integrys Energy Group, Inc.	2,608	153,037
MDU Resources Group, Inc.	5,920	176,298
NiSource, Inc.	10,288	324,278
NorthWestern Corp.	1,232	56,475
PG&E Corp.	14,576	610,006
Public Service Enterprise Group, Inc.	16,688	559,048
SCANA Corp.	4,368	203,680
Sempra Energy	7,632	695,581
TECO Energy, Inc.	6,816	117,031
Vectren Corp.	2,720	94,982
Wisconsin Energy Corp.	7,536	317,341

		6,658,618

WATER UTILITIES – 2.5%
Water Utilities – 2.5%
American States Water Co.	1,280	36,454
American Water Works Co., Inc.	5,856	251,047
Aqua America, Inc.	5,808	146,246
California Water Service Group	1,568	34,182
Connecticut Water Service, Inc.	368	11,794
Middlesex Water Co.	528	10,945
SJW Corp.	464	13,099

		503,767

TOTAL COMMON STOCKS (Cost $19,971,141)		20,168,321

Quarterly Report	2

Investments (Unaudited) – continued

Showing Percentage of Net Assets

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $20,000)	20,000	$20,000

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $19,991,141)		20,188,321

NET OTHER ASSETS (LIABILITIES) – 0.1%		27,758

NET ASSETS – 100%		$20,216,079

.

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuing inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$20,168,321	$20,168,321	$—	$—
Money Market Funds	20,000	20,000	—	—

Total Investments in Securities:	$20,188,321	$20,188,321	$—	$—

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $19,991,141. Net unrealized appreciation aggregated $197,180, of which $249,138 related to appreciated investment securities and $51,958 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

3	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of SelectCo, LLC or an affiliate.

Quarterly Report	4

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 27, 2013

By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 27, 2013